SELIGMAN
----------------
  MUNICIPAL FUND
    SERIES, INC.



                                                           [GRAPHIC OMITTED]

                                                            MID-YEAR REPORT
                                                             MARCH 31, 1999

                                                                -------

                                                               PROVIDING

                                                             INCOME EXEMPT

                                                             FROM REGULAR

                                                                INCOME

                                                                 TAX



                                                                 [LOGO]

                                                          J. & W. SELIGMAN & CO.
                                                               INCORPORATED
                                                            ESTABLISHED 1864

[PICTURE OMITTED]

JAMES, JESSE, AND JOSEPH SELIGMAN, 1870


Seligman -- Times Change...Values Endure

J. & W. SELIGMAN & CO. INCORPORATED IS A FIRM WITH A LONG TRADITION OF INVESTMENT EXPERTISE, OFFERING A BROAD ARRAY OF INVESTMENT CHOICES TO HELP TODAY'S INVESTORS SEEK THEIR LONG-TERM FINANCIAL GOALS.

TIMES CHANGE...

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 135 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the first part of the 20th century, as America became an industrial power, the firm helped fund the growing capital needs of the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 -- today, the nation's largest diversified publicly-traded closed-end investment company -- Seligman began shifting its emphasis from investment banking to investment management. Despite the stock market crash and ensuing depression, Seligman was convinced of the importance that investment companies could have in building wealth for individual investors and began managing its first mutual fund in 1930.

In the decades that followed, Seligman has continued to offer forward-looking investment solutions, including equity funds that specialize in small companies, technology, or international securities, and bond funds that focus on high-yield issuers, US government bonds, or municipal securities.

 ...VALUES ENDURE

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm's business decisions and investment judgment. While much has changed over the years, the firm's commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will guide Seligman into the new millennium.


TABLE OF CONTENTS

To the Shareholders .................................   1
Interview With Your Portfolio Manager ...............   2
Performance Overview and
  Portfolio Summary .................................   4
Portfolios of Investments ...........................  12
Statements of Assets and Liabilities ................  32
Statements of Operations ............................  34

Statements of Changes in Net Assets .................  36
Notes to Financial Statements .......................  40
Financial Highlights ................................  45
Report of Independent Auditors ......................  58
Board of Directors ..................................  59
Executive Officers AND For More Information .........  60
Glossary of Financial Terms .........................  61

TO THE SHAREHOLDERS

During Seligman Municipal Fund Series' six-month reporting period ended March 31, 1999, the US economy remained strong. In fact, the economy grew faster than almost anyone had predicted.

At the Fund's fiscal year-end in September 1998, the consensus was that the US economy would slow, possibly to recessionary levels, in the face of worldwide financial disorder brought on by the Asian economic crisis. However, US consumer strength was widely underestimated, and consumer confidence and the strong consumer demand that accompanied it remained a powerful economic force. Not only did the economy continue to surprise on the upside, it did so without signs of rising inflation, a common side effect of prolonged and robust growth.

Despite evidence that inflation remained under control, the unexpected acceleration in economic activity earlier this year caused bond-market participants to worry that inflation posed a possible threat. This concern pushed Treasury yields significantly higher. During these six months, Treasury bond yields fluctuated within a wide range of 98 basis points. In contrast, the municipal market remained relatively stable, with yields fluctuating within a much narrower range of 32 basis points.

At the Fund's fiscal year-end in September 1998, the yield spread between municipal bonds and Treasuries was unprecedentedly narrow. Recently, however, a slowdown in the supply of new municipal bond issues and rising Treasury yields caused the yield spread between municipal bonds and Treasury bonds to widen to a more historically normal range. We believe that this trend will continue and, as it does, the performance of the municipal market should improve relative to the Treasury market.

The ongoing economic expansion in the US continued to benefit the municipal bond market. Municipal bond issuers have been able to improve their financial situations and, for the fourth year in a row, there were more credit-rating upgrades than downgrades. We expect that this positive trend will continue.

The Fund's manager, J. & W. Seligman & Co. Incorporated, continues to work to ensure that all of its operations are prepared for the challenges posed by the Year 2000 (Y2K) computer issue. We are confident that there will be no disruption in the investment and shareholder services provided by the Fund as a result of Y2K. In addition, your portfolio management team considers the potential ramifications of Y2K when making decisions on which securities should be held by the Fund.

We appreciate your confidence in Seligman Municipal Fund Series and look forward to serving your investment needs for many years to come. A discussion with your Portfolio Manager and the Fund's portfolios of investments follow this letter.

By order of the Board of Directors,

/s/ William C. Morris
---------------------
William C. Morris
Chairman

                                                              /s/  Brian T. Zino
                                                              ------------------
                                                              Brian T. Zino
                                                              President

April 30, 1999

INTERVIEW WITH YOUR PORTFOLIO MANAGER,

THOMAS G. MOLES

Q: WHAT ECONOMIC AND MARKET FACTORS INFLUENCED SELIGMAN MUNICIPAL FUND SERIES IN THE LAST SIX MONTHS?

A: During the past six months, the outlook for the US and global economies has improved dramatically. At fiscal year-end in September 1998, economies around the world were struggling with financial crises that threatened to drag the US into recession. In response, the Federal Reserve Board took immediate defensive action by lowering the federal funds rate three times last fall.

    However, the outlook for the US economy brightened as economies around the world began to show signs of recovery and as strong US consumer demand continued to drive economic growth.

    While ending on a positive note, the last six months were nonetheless volatile for equity markets, and thus for the US Treasury market, as investors rushed to buy Treasury bonds during periods of market uncertainty. This "flight to quality" was the primary cause of the sharp swings in Treasury yields that were experienced during the period. The yield on the 30-year US Treasury bond fluctuated by more than 98 basis points during this time.

    In contrast to the volatility of the Treasury market, the municipal market remained relatively stable throughout the period. Long-term municipal interest rates fluctuated within a much narrower trading range of approximately 32 basis points.

    The historically low interest-rate environment led to a surge in municipal new issue volume during 1998. The increase in municipal supply caused the yield spread between municipal bonds and Treasury bonds to narrow, making municipals particularly attractive. For a brief period in October, long-term municipal yields actually exceeded long-term Treasury yields, an unusual occurrence given the tax advantages of municipal ownership.

    This situation has now begun to reverse itself. Year-to-date, new issue volume has slowed from its robust pace, causing the yield spread between municipal bonds and Treasury bonds to widen to a historically normal range.


[PICTURE OMITTED]

SELIGMAN MUNICIPALS TEAMS: (STANDING FROM LEFT) AUDREY KUCHTYAK, THERESA BARION, DEBRA MCGUINNESS, (SEATED) EILEEN COMERFORD, THOMAS G. MOLES (PORTFOLIO MANAGER)


A TEAM APPROACH

Seligman Municipal Fund Series is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is assisted in the management of the Fund by a group of seasoned professionals who are responsible for research and trading consistent with the Fund's investment objective.

INTERVIEW WITH YOUR PORTFOLIO MANAGER,

THOMAS G. MOLES

    The continued strength of the US economy, which is now in its ninth year of economic expansion, has allowed the financial condition of the nation's states, cities, and municipalities to steadily improve. For the fourth year in a row, credit-rating upgrades exceeded downgrades. We expect that this positive trend will continue with the possible exception of health care bonds, whose issuers have been experiencing increased financial and operating pressures.

Q:  WHAT WAS YOUR INVESTMENT STRATEGY?

A: The relative lack of volatility in the municipal market limited our opportunities to enhance total return through trading activity. Therefore, we focused on improving the relative value of Seligman Municipal Fund Series' portfolios. Through in-depth credit analysis and market research, we have been able to identify municipal credits that we believe have been undervalued by the market, and we have used this information in our security selection process.

    During the period, our investment strategy was consistent with our positive outlook for the economy and long-term interest rates. We reduced portfolio holdings with short durations, replacing them with longer-term bonds because they offer the greatest opportunity for price appreciation during periods of declining interest rates. (Conversely, during periods of rising interest rates, long-term bonds will depreciate more than shorter-term bonds.) Long-term bonds have also provided the highest yields historically. During the past six months, long-term municipal yields rose slightly, resulting in declines in Seligman Municipal Fund Series' net asset values.

    We have concentrated new purchases in triple "A" rated insured bonds because of the prevailing narrow yield spread between high-quality and lower-quality bonds. At this time, lower-quality bonds do not offer enough additional yield to compensate for the increased credit risk. For the six-month period, high-quality insured bonds outperformed lower-quality bonds.

Q:  WHAT IS YOUR OUTLOOK?

A: Recent economic reports have suggested that the economy may be strengthening further, raising concerns about an acceleration in the rate of inflation. In response, long-term municipal yields have increased modestly. However, we believe that any increase in long-term yields will be temporary, and our outlook for interest rates remains positive. We will continually monitor market conditions and will adjust our investment strategy accordingly.

    There are currently a number of factors that bode well for the municipal market going forward. First, new issue supply has slowed, widening the yield spread between municipals and Treasuries to a historically normal range. If this trend continues, and we believe that it will, the performance of the municipal market should improve relative to the Treasury market. In addition, the municipal bond market has been the beneficiary of a healthy economy and a stable rate of inflation, and we anticipate that these favorable market conditions will continue for the balance of the year.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

NATIONAL SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED MARCH 31, 1999

                                                                          AVERAGE ANNUAL
                                                     ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      ----------     --------       --------      --------  -------------------
CLASS A**
With Sales Charge                       (4.21)%       (0.03)%         6.34%         7.03%           n/a
Without Sales Charge                     0.51          5.00           7.38          7.55            n/a
CLASS D**
With 1% CDSC                            (0.90)         2.95            n/a           n/a            n/a
Without CDSC                             0.08          3.95           6.38           n/a           4.13%
LEHMAN BROTHERS
  MUNICIPAL BOND INDEX***                1.49          6.20           7.62          8.24           5.97++


NET ASSET VALUE                                           DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                          FOR PERIODS ENDED MARCH 31, 1999

                3/31/99       9/30/98       3/31/98                       DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
               ---------     ---------     ---------                    ------------   -------------    ------------
CLASS A          $8.17         $8.32          $8.16       CLASS A         $0.193            --             4.02%
CLASS D           8.16          8.31           8.16       CLASS D          0.157            --             3.33

HOLDINGS BY MARKET SECTORo                                MOODY'S/S&P RATINGSo
Revenue Bonds                          81%                Aaa/AAA         42%
General Obligation Bonds               19                 Aa/AA           29
                                                          A/A             20
WEIGHTED AVERAGE MATURITY              24.6 years         Baa/BBB          9

COLORADO SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED MARCH 31, 1999

                                                                         AVERAGE ANNUAL
                                                     -------------------------------------------------------
                                                                                               CLASS D
                                          SIX           ONE        FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR        YEARS         YEARS         2/1/94
                                      -----------    --------    --------      --------   -----------------
CLASS A**
With Sales Charge                       (4.11)%        0.07%       5.01%         6.16%           n/a
Without Sales Charge                     0.65          5.01        6.04          6.68            n/a
CLASS D**
With 1% CDSC                            (0.65)         3.04         n/a           n/a            n/a
Without CDSC                             0.33          4.04        5.05           n/a           3.58%
LEHMAN BROTHERS
  MUNICIPAL BOND INDEX***                1.49          6.20        7.62          8.24           5.97++


NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   FOR PERIODS ENDED MARCH 31, 1999
                3/31/99       9/30/98       3/31/98                                DIVIDENDS+   CAPITAL GAIN+     SEC YIELD++
               ---------     ---------     ---------                             ------------   -------------     ------------
CLASS A          $7.52         $7.64          $7.50                CLASS A         $0.171            --               3.84%
CLASS D           7.52          7.63           7.50                CLASS D          0.136            --               3.13


HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGS0
Revenue Bonds                          78%                         Aaa/AAA         58%
General Obligation Bonds               22                          Aa/AA           17
                                                                   A/A             12
WEIGHTED AVERAGE MATURITY              20.5 years                  Baa/BBB         13



---------------------------
See footnotes on page 10.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

GEORGIA SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED MARCH 31, 1999

                                                                          AVERAGE ANNUAL
                                                     ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      ----------     --------       --------      --------    ----------------
CLASS A**
With Sales Charge                       (3.88)%        0.38%          6.31%         7.17%           n/a
Without Sales Charge                     0.94          5.40           7.35          7.70            n/a
CLASS D**
With 1% CDSC                            (0.49)         3.45            n/a           n/a            n/a
Without CDSC                             0.50          4.45           6.41           n/a           4.52%
LEHMAN BROTHERS
  MUNICIPAL BOND INDEX***                1.49          6.20           7.62          8.24           5.97++

NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   FOR PERIODS ENDED MARCH 31, 1999
                3/31/99       9/30/98       3/31/98                                DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
               ---------     ---------     ---------                               ----------   -------------    -----------
CLASS A          $8.23         $8.38          $8.21                CLASS A          $0.184         $0.045            3.71%
CLASS D           8.25          8.40           8.23                CLASS D           0.147          0.045            3.00

HOLDINGS BY MARKET SECTOR0                                         MOODY'S/S&P RATINGS0
Revenue Bonds                          65%                         Aaa/AAA         43%
General Obligation Bonds               35                          Aa/AA           30
                                                                   A/A             24
WEIGHTED AVERAGE MATURITY              17.7 years                  Baa/BBB          3


LOUISIANA SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED MARCH 31, 1999

                                                                          AVERAGE ANNUAL
                                                     ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      ----------     --------       --------      --------    -----------------
CLASS A**
With Sales Charge                       (3.84)%        0.21%          5.80%         6.91%           n/a
Without Sales Charge                     0.91          5.24           6.82          7.44            n/a
CLASS D**
With 1% CDSC                            (0.40)         3.43            n/a           n/a            n/a
Without CDSC                             0.58          4.42           5.83           n/a           4.28%
LEHMAN BROTHERS
  MUNICIPAL BOND INDEX***                1.49          6.20           7.62          8.24           5.97++


NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   FOR PERIODS ENDED MARCH 31, 1999
                3/31/99       9/30/98       3/31/98                                DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
               ---------     ---------     ---------                             ------------   -------------    ----------
CLASS A          $8.28         $8.51          $8.36                CLASS A          $0.194         $0.112           3.90%
CLASS D           8.28          8.50           8.35                CLASS D           0.157          0.112           3.19

HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          85%                         Aaa/AAA         79%
General Obligation Bonds               15                          Aa/AA           13
                                                                   Baa/BBB          8
WEIGHTED AVERAGE MATURITY              20.8 years

--------------------
See footnotes on page 10.

MARYLAND SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED MARCH 31, 1999

                                                                          AVERAGE ANNUAL
                                                     ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      ----------     --------       --------      -------- --------------------
CLASS A**
With Sales Charge                       (3.45)%        0.38%          5.84%         6.91%           n/a
Without Sales Charge                     1.31          5.40           6.87          7.43            n/a
CLASS D**
With 1% CDSC                            (0.13)         3.58            n/a           n/a            n/a
Without CDSC                             0.86          4.58           5.90           n/a           4.31%
LEHMAN BROTHERS
  MUNICIPAL BOND INDEX***                1.49          6.20           7.62          8.24           5.97++

NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   FOR PERIODS ENDED MARCH 31, 1999
                3/31/99       9/30/98       3/31/98                                DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
               ---------     ---------     ---------                             ------------   -------------   ------------
CLASS A          $8.21         $8.32          $8.19                CLASS A          $0.191         $0.028           3.93%
CLASS D           8.22          8.33           8.19                CLASS D           0.154          0.028           3.23

HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          72%                         Aaa/AAA         42%
General Obligation Bonds               28                          Aa/AA           39
                                                                   A/A             17
Weighted Average maturity              21.5 years                  Baa/BBB          2


MASSACHUSETTS SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED MARCH 31, 1999

                                                                          AVERAGE ANNUAL
                                                     ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      ----------     --------       --------      --------   -------------------
CLASS A**
With Sales Charge                       (4.24)%        0.77%          5.94%         7.14%           n/a
Without Sales Charge                     0.51          5.79           6.98          7.66            n/a
CLASS D**
With 1% CDSC                            (0.82)         3.96            n/a           n/a            n/a
Without CDSC                             0.18          4.97           5.99           n/a           4.54%
LEHMAN BROTHERS
  MUNICIPAL BOND INDEX***                1.49          6.20           7.62          8.24           5.97++

NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                       FOR PERIODS ENDED MARCH 31, 1999
                3/31/99       9/30/98       3/31/98                                DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
               ---------     ---------     ---------                              -----------   -------------    -----------
CLASS A          $8.08         $8.27          $8.04                CLASS A          $0.182         $0.050           3.79%
CLASS D           8.08          8.26           8.03                CLASS D           0.144          0.050           3.08

HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          82%                         Aaa/AAA         62%
General Obligation Bonds               18                          Aa/AA           26
                                                                   A/A              5
WEIGHTED AVERAGE MATURITY              21.9 years                  Baa/BBB          5
                                                                   Non-Rated        2

------------------
See footnotes on page 10.

MICHIGAN SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED MARCH 31, 1999

                                                                          AVERAGE ANNUAL
                                                     ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      ----------     --------       --------      --------  -------------------
CLASS A**
With Sales Charge                       (3.89)%        0.60%          5.81%         7.18%           n/a
Without Sales Charge                     0.90          5.60           6.84          7.71            n/a
CLASS D**
With 1% CDSC                            (0.52)         3.67            n/a           n/a            n/a
Without CDSC                             0.45          4.66           5.82           n/a           4.38%
LEHMAN BROTHERS
  MUNICIPAL BOND INDEX***                1.49          6.20           7.62          8.24           5.97++

NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   FOR PERIODS ENDED MARCH 31, 1999
                3/31/99       9/30/98       3/31/98                                DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
               ---------     ---------     ---------                             -----------    ------------    ------------
CLASS A          $8.55         $8.83          $8.64                CLASS A          $0.200         $0.158            3.79%
CLASS D           8.54          8.82           8.63                CLASS D           0.160          0.158            3.09

HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          72%                         Aaa/AAA         60%
General Obligation Bonds               28                          Aa/AA           32
                                                                   A/A              8
WEIGHTED AVERAGE MATURITY              20.9 years

MINNESOTA SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED MARCH 31, 1999

                                                                          AVERAGE ANNUAL
                                                     ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      ----------     --------       --------      --------  -------------------
CLASS A**
With Sales Charge                       (3.57)%        0.85%          4.79%         6.48%           n/a
Without Sales Charge                     1.27          5.88           5.82          6.99            n/a
CLASS D**
With 1% CDSC                            (0.16)         3.93            n/a           n/a            n/a
Without CDSC                             0.82          4.93           4.86           n/a           3.78%
LEHMAN BROTHERS
  MUNICIPAL BOND INDEX***                1.49          6.20           7.62          8.24           5.97++


NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   FOR PERIODS ENDED MARCH 31, 1999
                3/31/99       9/30/98       3/31/98                                DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
               ---------     ---------     ---------                             ------------   -------------    ------------
CLASS A          $7.80         $7.98          $7.82                CLASS A          $0.182         $0.098           4.01%
CLASS D           7.80          7.98           7.82                CLASS D           0.147          0.098           3.31

HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          52%                         Aaa/AAA         41%
General Obligation Bonds               48                          Aa/AA           36
                                                                   A/A             18
Weighted Average maturity              18.6 years                  Baa/BBB          5

--------------------
See footnotes on page 10.

MISSOURI SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED MARCH 31, 1999

                                                                          AVERAGE ANNUAL
                                                     ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      ----------     --------       --------      -------- --------------------
CLASS A**
With Sales Charge                       (4.38)%        0.31%          5.76%         6.77%           n/a
Without Sales Charge                     0.38          5.31           6.80          7.29            n/a
Class D**
With 1% CDSC                            (1.04)         3.38            n/a           n/a            n/a
Without CDSC                            (0.07)         4.37           5.80           n/a           4.04%
LEHMAN BROTHERS
  MUNICIPAL BOND INDEX***                1.49          6.20           7.62          8.24           5.97++

NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   FOR PERIODS ENDED MARCH 31, 1999
                3/31/99       9/30/98       3/31/98                                DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
               ---------     ---------     ---------                             -----------    -------------    -------------
CLASS A          $7.77         $8.03          $7.83                CLASS A          $0.172         $0.118           3.80%
CLASS D           7.77          8.03           7.83                CLASS D           0.137          0.118           3.09

HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          82%                         Aaa/AAA         36%
General Obligation Bonds               18                          Aa/AA           53
                                                                   A/A              9
WEIGHTED AVERAGE MATURITY              20.6 YEARS                  BAA/BBB          2


NEW YORK SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED MARCH 31, 1999

                                                                          AVERAGE ANNUAL
                                                     -----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      ----------     --------       --------      --------  -------------------
CLASS A**
With Sales Charge                       (4.37)%        0.93%          6.58%         7.43%           n/a
Without Sales Charge                     0.42          6.01           7.62          7.96            n/a
CLASS D**
With 1% CDSC                            (0.87)         4.19            n/a           n/a            n/a
Without CDSC                             0.09          5.18           6.60           n/a           4.74%
LEHMAN BROTHERS
  MUNICIPAL BOND INDEX***                1.49          6.20           7.62          8.24           5.97++

NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   FOR PERIODS ENDED MARCH 31, 1999
                3/31/99       9/30/98       3/31/98                                DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
               ---------     ---------     ---------                              -----------   -------------   ------------
CLASS A          $8.24         $8.60          $8.34                CLASS A          $0.188         $0.207           3.94%
CLASS D           8.25          8.60           8.34                CLASS D           0.149          0.207           3.24

HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          82%                         Aaa/AAA         63%
General Obligation Bonds               18                          Aa/AA            7
                                                                   A/A             22
WEIGHTED AVERAGE MATURITY              23.1 YEARS                  BAA/BBB          8


--------------------------
See footnotes on page 10.

OHIO SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED MARCH 31, 1999

                                                                          AVERAGE ANNUAL
                                                     ----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      -----------    --------       --------      --------  -------------------
CLASS A**
With Sales Charge                       (4.01)%        0.66%          5.64%         6.92%           n/a
Without Sales Charge                     0.80          5.71           6.68          7.44            n/a
CLASS D**
With 1% CDSC                            (0.61)         3.77            n/a           n/a            n/a
Without CDSC                             0.36          4.76           5.75           n/a           4.28%
LEHMAN BROTHERS
  MUNICIPAL BOND INDEX***                1.49          6.20           7.62          8.24           5.97++


NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   FOR PERIODS ENDED MARCH 31, 1999
                3/31/99       9/30/98       3/31/98                                DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
               ---------     ---------     ---------                             ------------   -------------   --------------
CLASS A          $8.11         $8.37          $8.18                CLASS A          $0.193         $0.132           3.77%
CLASS D           8.15          8.41           8.22                CLASS D           0.157          0.132           3.06

HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          67%                         Aaa/AAA         79%
General Obligation Bonds               33                          Aa/AA           13
                                                                   A/A              5
WEIGHTED AVERAGE MATURITY              19.3 years                  Baa/BBB          3


OREGON SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED MARCH 31, 1999

                                                                         AVERAGE ANNUAL
                                                     ------------------------------------------------------------
                                                                                                   CLASS D
                                         SIX            ONE          FIVE           10         SINCE INCEPTION
                                        MONTHS*        YEAR          YEARS         YEARS           2/1/94
                                     ----------      --------      --------      --------    -------------------
CLASS A**
With Sales Charge                       (3.61)%        0.77%          5.70%         6.91%           n/a
Without Sales Charge                     1.18          5.75           6.74          7.43            n/a
CLASS D**
WITH 1% CDSC                            (0.25)         3.80            n/a           n/a
N/A
Without CDSC                             0.73          4.80           5.74           n/a           4.41%
LEHMAN BROTHERS
  MUNICIPAL BOND INDEX***                1.49          6.20           7.62          8.24           5.97++

NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   FOR PERIODS ENDED MARCH 31, 1999
                3/31/99       9/30/98       3/31/98                                DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
               ---------     ---------     ---------                             ------------   -------------    -----------
CLASS A          $7.92         $8.05          $7.88                CLASS A          $0.174         $0.050           3.88%
CLASS D           7.91          8.04           7.87                CLASS D           0.139          0.050           3.18

HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          65%                         Aaa/AAA         42%
General Obligation Bonds               35                          Aa/AA           31
                                                                   A/A             19
WEIGHTED AVERAGE MATURITY              17.9 years                  Baa/BBB          8

-------------------
See footnotes on page 10.

SOUTH CAROLINA SERIES

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
FOR PERIODS ENDED MARCH 31, 1999

                                                                          AVERAGE ANNUAL
                                                     -----------------------------------------------------------
                                                                                                  CLASS D
                                          SIX           ONE           FIVE           10       SINCE INCEPTION
                                         MONTHS*       YEAR           YEARS         YEARS         2/1/94
                                      ----------     --------       --------      --------  -------------------
CLASS A**
With Sales Charge                       (4.18)%        0.17%          5.99%         7.05%           n/a
Without Sales Charge                     0.63          5.17           7.03          7.58            n/a
CLASS D**
With 1% CDSC                            (0.80)         3.23            n/a           n/a            n/a
Without CDSC                             0.18          4.22           6.08           n/a           4.32%
LEHMAN BROTHERS
  MUNICIPAL BOND INDEX***                1.49          6.20           7.62          8.24           5.97++

NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                   FOR PERIODS ENDED MARCH 31, 1999
                3/31/99       9/30/98       3/31/98                                DIVIDENDS+   CAPITAL GAIN+    SEC YIELD++
               ---------     ---------     ---------                             ------------------------------------------
CLASS A          $8.18         $8.38          $8.21                CLASS A          $0.186         $0.066         3.80%
CLASS D           8.18          8.38           8.21                CLASS D           0.149          0.066         3.10

HOLDINGS BY MARKET SECTORo                                         MOODY'S/S&P RATINGSo
Revenue Bonds                          93%                         Aaa/AAA         64%
General Obligation Bonds                7                          Aa/AA           12
                                                                   A/A             20
WEIGHTED AVERAGE MATURITY              20.3 years                  Baa/BBB          4



------------
   *Returns for periods of less than one year are not annualized.

  **Return figures reflect any change in price and assume all distributions within the period are invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class D shares are calculated with and without the effect of the 1% contingent deferred sales charge ("CDSC"), charged on redemptions made within one year of the date after purchase. No adjustment was made to the performance of Class A shares for periods prior to January 1, 1993, the commencement date for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of each Series' income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Past performance is not indicative of future investment results.

 ***The Lehman Brothers Municipal Bond Index is an unmanaged index that does not include any fees or sales charges. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

  ++ From 1/31/94.

  + Represents per share amount paid or declared for the six months ended March
    31, 1999.

 ++ Current yield, representing the annualized yield for the 30-day period ended
    March 31, 1999, has been computed in accordance with SEC regulations and will vary.

  0 Percentages based on market values of long-term holdings at March 31, 1999.

NATIONAL SERIES

                      THIS PAGE INTENTIONALLY LEFT BLANK.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1999

                       FACE                                                                   RATINGS+           MARKET
        STATE         AMOUNT                  MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
       --------       -------                 ---------------                                 -----------       --------
ALABAMA -- 3.6%     $4,000,000  Jefferson County Sewer Rev., 51/8% due 2/1/2039 ..........     Aaa/AAA        $ 3,916,560

Alaska-- 1.4%        1,500,000  Alaska Housing Finance Corporation Mortgage Rev.,
                                  53/4% due 6/1/2024* ....................................     Aaa/AAA          1,555,575

California -- 2.6%   2,500,000  San Joaquin Hills Transportation Corridor Agency Rev.
                                  (Orange County Senior Lien Toll Road),
                                   63/4% due 1/1/2032 ....................................     Aaa/AAA          2,819,375

Florida-- 4.5%      5,000,000   Jacksonville Electric Authority (Electric System Rev.),
                                   5.10% due 10/1/2032 ...................................     Aa2/AA           4,928,900

Illinois-- 6.5%     3,000,000   Chicago Water Rev., 51/2% due 11/1/2022 ..................     Aaa/AAA          3,111,990

                    1,250,000   Illinois Health Facilities Authority Rev. (Edward Hospital
                                   Project), 6% due 2/15/2019 ............................     A2/A+            1,307,813

                    2,500,000   Illinois Health Facilities Authority Rev. (Northwestern
                                   Memorial Hospital), 6% due 8/15/2024 ..................     Aa2/AA           2,681,650

Kentucky -- 1.9%    1,880,000   Trimble County Pollution Control Rev. (Louisville
                                Gas & Electric Co. Project), 75/8% due 11/1/2020* ........     Aa2/A+           2,008,103

Michigan -- 2.2%    2,250,000   Michigan State Strategic Fund Pollution Control Rev.
                                   (General Motors Corp.), 6.20% due 9/1/2020 ............     A2/A             2,421,585

Missouri -- 4.6%    4,750,000   St. Louis Industrial Development Authority Pollution
                                   Control Rev. (Anheuser-Busch Companies, Inc. Project),
                                   57/8% due 11/1/2026* ..................................     A1/A+            4,972,823

NEVADA-- 4.7%       5,000,000   Clark County Industrial Development Rev. (Nevada
                                   Power Company Project), 5.90% due 11/1/2032* ..........     NR/BBB-          5,089,950

New York-- 4.5%     3,500,000   New York City GOs, 71/4% due 8/15/2024 ...................     Aaa/A-           3,791,515

                    1,000,000   Trust for Cultural Resources of the City of New York Rev.
                                   (American Museum of Natural History),
                                   5.65% due 4/1/2027 ....................................     Aaa/AAA          1,058,660

South               2,000,000   Oconee County Pollution Control Rev. (Duke Power
Carolina-- 1.9%                    Company Project), 71/2% due 2/1/2017 ..................     Aa2/AA-          2,066,480

South               6,000,000   South Dakota Housing Development Authority Rev.
Dakota-- 5.7%                      (Home ownership Mortgage), 6.15% due 5/1/2026* .........    Aa1/AAA          6,161,280

Texas-- 18.2%       3,700,000   Harris County Health Facilities Development Corp.
                                   Hospital Rev. (St. Luke's Episcopal Hospital Project),
                                   63/4% due 2/15/2021 ...................................     Aa3/AAA          3,971,210

                    2,000,000    Harris County Health Facilities Development Corp. SCH
                                   Health Care System Rev. (Sisters of Charity of the
                                   Incarnate Word), 7.10% due 7/1/2021 ...................     Aa3/AA           2,184,100

                    2,000,000    Harris County Health Facilities Development Corp. SCH
                                 Health Care System Rev. (Sisters of Charity of the
                                   Incarnate Word), 53/4% due 7/1/2027 ...................     Aa3/AA           2,094,460

                    4,750,000    Potter County Industrial Development Corp. Pollution
                                   Control Rev. (Southwestern Public Service Company
                                   Project), 53/4% due 9/1/2016 ..........................     Aaa/AAA          5,095,895

                    2,375,000    San Antonio Electric & Gas Rev., 51/2% due 2/1/2020 .....     Aa1/AA           2,454,990

                      125,000    San Antonio Electric & Gas Rev., 51/2% due 2/1/2020 .....     Aa1/AA             136,297

--------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1999


NATIONAL SERIES (continued)


                       FACE                                                                RATINGS+        MARKET
        STATE         AMOUNT                  MUNICIPAL BONDS                            MOODY'S/S&P        VALUE
       --------       -------                 ---------------                            -----------       --------
Texas (continued)   $2,200,000  Texas Veterans Housing Assistance GOs, 6.80%
                                   due 12/1/2023* .....................................  Aa2/AA          $  2,359,654

                     1,340,000  Travis County Housing Finance Corporation (Single
                                   Family Mortgage Rev.), 6.95% due 10/1/2027 .........  NR/AAA             1,444,171

UTAH-- 3.6%          4,000,000  Intermountain Power Agency Power Supply Rev.,
                                   5% due 7/1/2020 ....................................  Aaa/AAA            3,902,520

VIRGINIA -- 9.5      5,000,000  Fairfax County Industrial Development Authority
                                   Health Care Rev. (Inova Health System Project),
                                   6% due 8/15/2026 ...................................  Aa2/AA             5,413,000

                     5,000,000  Pocahont as Parkway Association Toll   Road Bonds
                                   (Route 895 Connector), 51/2% due 8/15/2028 .........  Baa3/BBB-          4,928,000

WASHINGTON-- 12.6%   4,325,000  King County Sewer GOs, 61/8% due 1/1/2033 .............  Aaa/AAA            4,747,466

                     3,000,000  Port Seattle Rev., 51/2% due 9/1/2021 .................  Aaa/AAA            3,093,570

                     5,520,000  Seattle Water System Rev., 55/8% due 8/1/2026 .........  Aaa/AAA            5,777,232

WISCONSIN -- 6.1%    6,000,000     LaCrosse Resource Recovery Rev. (Northern States
                                    Power Company Project), 6% due 11/1/2021* .........  A1/AA-             6,565,680

WYOMING -- 3.9%      4,000,000 Sweet water County Pollution Control Rev. (Idaho Power
                                   Company Project), 6.05% due 7/15/2026 ..............  A3/A               4,241,560
                                                                                                         ------------
TOTAL MUNICIPAL BONDS (Cost $100,659,942)-- 98.0% .....................................................   106,302,064
VARIABLE RATE DEMAND NOTES (Cost $1,000,000)-- 0.9% ...................................................     1,000,000
OTHER ASSETS LESS LIABILITIES-- 1.1% ..................................................................     1,222,826
                                                                                                         ------------
NET ASSETS-- 100.0%                                                                                      $108,524,890
                                                                                                         ============


COLORADO SERIES

       FACE                                                                                          RATINGS+          MARKET
      AMOUNT                  MUNICIPAL BONDS                                                       MOODY'S/S&P         VALUE
      -------                 ---------------                                                       -----------        --------
  $3,000,000  Adams County, CO Pollution Control Rev. (Public Service Co. of Colorado Project),
                 5-7/8% due 4/1/2014 ............................................................     Aaa/AAA        $ 3,209,820

   1,000,000  Boulder, Larimer and Weld Counties, CO (Vrain Valley School District),
                 5% due 12/15/2022 ..............................................................     Aaa/AAA            987,610

   2,000,000  Colorado Health Facilities Authority Rev. (North Colorado Medical Center),
                 6% due 5/15/2020 ...............................................................     Aaa/AAA          2,152,760

   2,250,000  Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth
                 Health Services Corporation), 5% due 12/1/2025 .................................     Aaa/AAA          2,198,002

   2,000,000  Colorado Health Facilities Authority Rev. (Catholic Health Initiatives),
                 5% due 12/1/2028 ...............................................................     Aaa/AA           1,930,920

   2,350,000  Colorado Springs, CO Utilities Rev., 53/8% due 11/15/2026 .........................     Aaa/AA           2,410,982

    105,000    Colorado Water Resources & Power Development Authority
                 (Clean Water Rev.), 67/8% due 9/1/2011 .........................................     Aaa/AAA            113,166

   2,000,000  Colorado Water Resources & Power Development Authority
                 (Clean Water Rev.), 6% due 9/1/2014 ............................................     Aaa/AAA          2,143,940


--------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS


    FACE                                                                                       RATINGS+          MARKET
   AMOUNT                            MUNICIPAL BONDS                                          MOODY'S/S&P         VALUE
  ----------                         ---------------                                          ------------     -----------
$  1,000,000  Colorado Water Resources & Power Development Authority
                 (Clean Water Rev.), 6.30% due 9/1/2014 ....................................    Aaa/AAA        $ 1,089,190

   2,000,000  Denver, CO City & County (St. Anthony Hospital Systems Rev.),
                 7-3/4% due 5/1/2014 .......................................................    Aaa/AAA          2,027,520

   2,000,000  Denver, CO City &County Department of Aviation Airport System Rev.,
                 5-1/2% due 11/15/2025 .....................................................    Aaa/AAA          2,076,500

    500,000  Denver, CO City & County School District GOs, 5% due 12/1/2019 ................   Aaa/AAA            495,515

   2,200,000  Denver, CO City & County School District GOs, 5% due 12/1/2023 ...............    Aaa/AAA          2,172,214

   2,000,000  Denver, CO Health and Hospital Authority Healthcare Rev., 53/8% due 12/1/2028 .   Baa2/BBB         1,943,540

   1,985,000  Fort Collins, CO GOs Water Bonds, 6-3/8% due 12/1/2012 .......................     Aa1/AA          2,180,582

   2,500,000  Fort Collins Pollution Control Rev. (Anheuser-Busch Project), 6% due 9/1/2031.     A1/A+           2,696,325

   1,000,000  Fountain Valley Authority, CO Water Treatment Rev., 6.80% due 12/1/2019 ......     Aa/AA           1,066,710

   1,895,000  Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/1/2008 .....     Aaa/NR          2,130,757

   2,500,000  Platte River Power Authority, CO Power Rev., 61/8% due 6/1/2014 ..............     Aa3/A+          2,661,900

   1,590,000  Pueblo County, CO Single Family Mortgage Rev., 7.05% due 11/1/2027 ...........     NR/AAA          1,710,586

   2,000,000  Puerto Rico Highway & Transportation Authority Rev., 51/2% due 7/1/2036 ......     Baa1/A          2,119,280

   2,000,000  University of Colorado Hospital Authority Rev., 51/4% due 11/15/2022 .........     Aaa/NR          2,004,720

   2,000,000  Virgin Islands Public Finance Authority Rev., 51/2% due 10/1/2022 ............     NR/BBB-         2,011,860

   2,000,000  Westminster, CO (Adams & Jefferson Counties) Sales & Use Tax Rev.,
                 7% due 12/1/2008 ..........................................................     Aaa/AAA         2,130,040
                                                                                                             -------------
TOTAL MUNICIPAL BONDS (Cost $43,221,007)-- 95.6% ..........................................................     45,664,439

VARIABLE RATE DEMAND NOTES (Cost $1,300,000)-- 2.7% .......................................................      1,300,000

OTHER ASSETS LESS LIABILITIES-- 1.7% ......................................................................        815,634
                                                                                                             -------------
NET ASSETS-- 100.0% .......................................................................................    $47,780,073
                                                                                                             =============


GEORGIA SERIES

    FACE                                                                                       RATINGS+          MARKET
   AMOUNT                            MUNICIPAL BONDS                                          MOODY'S/S&P         VALUE
  ----------                         ---------------                                          ------------     -----------
  $2,500,000  Atlanta, GA Water & Sewer Rev., 51/4% due 1/1/2027 ...........................    Aaa/AAA       $  2,537,925

   1,000,000  Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
                 (Anheuser-Busch), 7.40% due 11/1/2010* ....................................    A1/A+            1,220,120

   2,000,000  Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
                 (Anheuser-Busch), 63/4% due 2/1/2012* .....................................    A1/A+            2,175,080

   3,000,000  Chatham County, GA School District GOs, 51/2% due 8/1/2020 ...................    Aaa/AAA          3,101,730

   2,000,000  Columbia County, GA School District GOs, 61/4% due 4/1/2013 ..................    Aaa/AAA          2,242,680

   1,000,000  DEKALB COUNTY, GA GOS, 51/4% DUE 1/1/2020 ....................................    AA1/AA+          1,011,240

   1,000,000  DeKalb County, GA Water & Sewerage Rev., 7% due 10/1/2014 ....................    Aaa/AA           1,073,070

   2,000,000  DeKalb County, GA Water & Sewerage Rev., 51/4% due 10/1/2023 .................    Aa/AA            2,023,040

     700,000  DeKalb Private Hospital Authority, GA Rev. (Emory University Project),
                 63/4% due 4/1/2017 ........................................................    Aa1/AA             755,503

     300,000  DeKalb Private Hospital Authority, GA Rev. (Emory University Project),
                 7% due 4/1/2021 ...........................................................   Aa1/AA              325,224




--------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
MARCH 31, 1999

GEORGIA SERIES (continued)

    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
$  1,000,000  Fayette County, GA School District GOs, 61/8% due 3/1/2015 ....................   Aa/A+           $ 1,103,800

   1,000,000  Fulco Hospital Authority Health System Rev. (Catholic Health East),
                 5% due 11/15/2028 ..........................................................    Aaa/AAA            972,830

   3,000,000  Fulton County, GA School District GOs, 55/8% due 1/1/2021 .....................    Aa2/AA           3,263,970

   2,250,000  Georgia Housing & Finance Authority Rev. (Single Family Mortgage),
                 51/4% due 12/1/2020 ........................................................   Aa2/AAA           2,272,500

   2,500,000  Georgia Municipal Gas Authority Rev. (Southern Storage Gas Project),
                 6.40% due 7/1/2014 .........................................................     NR/A-           2,683,200

   1,000,000  Georgia State GOs, 53/4% due 2/1/2011* ........................................    Aaa/AAA          1,054,840

   1,750,000  Glynn-Brunswick Memorial Hospital Authority Rev. (Southeast Georgia Health
                 Systems Project), 6% due 8/1/2016 ..........................................    Aaa/AAA          1,894,060

   1,000,000  Gwinnett County, GA School District GOs, 6.40% due 2/1/2012 ...................    Aa1/AA+          1,175,060

   1,500,000  Henry County School District, GA GOs, 6.45% due 8/1/2011 ......................     A1/A+           1,763,820

    500,000  Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev.,
                 61/4% due 7/1/2018 .........................................................     A1/AA-            574,280

   2,000,000  Monroe County, GA Development Authority Pollution Control Rev.
                 (Georgia Power Company Plant-- Scherer Project), 6% due 7/1/2025 ...........    Aaa/AAA          2,093,460

   2,500,000  Peach tree City, GA Water &Sewerage Authority Sewer System Rev.,
                 5.60% due 3/1/2027 .........................................................     Aa3/AA          2,644,100

   2,000,000  Private Colleges & Universities Authority Rev., GA (Spelman College Project),
                 6.20% due 6/1/2014 .........................................................    Aaa/AAA          2,211,260

   1,500,000  Private Colleges & Universities Authority Rev., GA (Mercer University Project),
                 61/2% due 11/1/2015 ........................................................    Aaa/AAA          1,789,245

   3,000,000  Private Colleges & Universities Authority Rev., GA (Agnes Scott College Project),
                 55/8% due 6/1/2023 .........................................................     A1/AA           3,135,420

   1,500,000  Puerto Rico Highway & Transportation Authority Rev., 51/2% due 7/1/2026 .......    Baa1/A           1,558,260

   2,000,000  Savannah, GA Airport Rev., 61/4% due 1/1/2015* ................................    Aaa/AAA          2,142,580
                                                                                                                -----------
Total Municipal Bonds (Cost $44,867,088)-- 98.1% ............................................................    48,798,297
Variable Rate Demand Notes (Cost $1,000,000)-- 2.0% .........................................................     1,000,000
Other Assets Less Liabilities-- (0.1)% ......................................................................       (77,188)
                                                                                                                -----------
NET ASSETS-- 100.0% .........................................................................................   $49,721,109
                                                                                                                ===========


LOUISIANA SERIES

    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
  $3,000,000  Bastrop, LA Industrial Development Board Pollution Control Rev.
                 (International Paper Company Project), 6.90% due 3/1/2007 ..................     A3/BBB+       $ 3,237,870

   2,500,000  Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project),
                 53/4% due 12/1/2026* .......................................................     Aa3/AA-         2,626,975


-------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
MARCH 31, 1999

LOUISIANA SERIES (continued)


    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
$  1,775,000  East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family
                 Mortgage Rev.), 5.40% due 10/1/2025 ........................................      Aaa/NR        $ 1,793,389
   3,000,000  East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev.,
                 5.90% due 2/1/2018 .........................................................     Aaa/AAA          3,191,850
   2,000,000  Houma, LA Utilities Rev., 61/4% due 1/1/2012 ..................................     Aaa/AAA          2,149,640
   2,000,000  Jefferson Parish, LA Home Mortgage Authority (Single Family Mortgage Rev.),

                 6% due 12/1/2024* ..........................................................       Aa/NR          2,065,140
   2,000,000  Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028 ..........     Aaa/AAA          1,922,620
   2,500,000  Lafayette, LA Public Improvement Sales Tax, 5% due 5/1/2021 ...................     Aaa/AAA          2,440,775
   2,495,000  Louisiana Housing Finance Agency Mortgage Rev. (Single Family),

                 6.45% due 6/1/2027* ........................................................     Aaa/AAA          2,642,704
   2,500,000  Louisiana Public Facilities Authority Hospital Rev. (Franciscan Missionaries
                 of Our Lady Health System Project), 5% due 7/1/2025 ........................     Aaa/AAA          2,411,300
   2,500,000  Louisiana Public Facilities Authority Rev. (Loyola University Project),
                 55/8% due 10/1/2016 ........................................................     Aaa/AAA          2,657,950
   3,000,000  Louisiana Public Facilities Authority Rev. (Tulane University),
                 53/4% due 2/15/2021 ........................................................     Aaa/AAA          3,137,910
   1,500,000  Louisiana State GOs, 5% due 4/15/2018 .........................................     Aaa/AAA          1,483,635
   2,000,000  Louisiana State University & Agricultural & Mechanical College Auxiliary Rev.,
                 53/4% due 7/1/2014 .........................................................     Aaa/AAA          2,151,160
   2,500,000  Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional
                 Medical Center), 53/4% due 5/15/2021 .......................................     Aaa/AAA          2,640,825
     190,000  Ouachita Parish, LA Industrial Development Rev. (International Paper Company),
                 61/2% due 4/1/2006 .........................................................       NR/NR            190,171
   2,500,000  Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil Corporation Project),
                 5.90% due 11/1/2026* .......................................................      Aa2/AA          2,689,250
   1,250,000  Saint Charles Parish, LA Environmental Improvement Rev. (Louisiana Power
                 and Light Company Project), 6.20% due 5/1/2023* ............................    Baa2/BBB          1,293,137
   2,960,000  Saint Charles Parish, LA Waterworks & Wastewater District Utility Rev.,
                 7.15% due 7/1/2016 .........................................................     Aaa/AAA          3,226,045
   2,500,000  Shreveport, LA Airport System Rev., 53/8% due 1/1/2024* .......................     Aaa/AAA          2,521,125
   1,555,000  Shreveport, LA GOs, 71/2% due 4/1/2006 ........................................     Aaa/AAA          1,848,911
   2,750,000  Shreveport, LA GOs, 5% due 3/1/2019 ...........................................     Aaa/AAA          2,725,910
   2,050,000  Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.),

                 71/4% due 12/1/2010 ........................................................     Aaa/AAA          2,409,980
   2,500,000  Tangipahoa Parish, LA Hospital Service District No. 1 Rev. (Northoaks
                 Medical Center), 61/4% due 2/1/2024 ........................................     Aaa/AAA          2,745,475

                                                                                                               -------------
Total Municipal Bonds (Cost $52,841,091)-- 101.5% ...........................................................     56,203,747
Variable Rate Demand Notes (Cost $1,000,000)-- 1.8% .........................................................      1,000,000
Other Assets Less Liabilities-- (3.3)% ......................................................................     (1,854,303)
                                                                                                               -------------
NET ASSETS-- 100.0% .........................................................................................    $55,349,444
                                                                                                               =============

-------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

ORTFOLIO OF INVESTMENTS
MARCH 31, 1999

MARYLAND SERIES


    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
  $1,340,000  Anne Arundel County, MD GOs, 51/8% due 2/1/2026 ...............................     Aa2/AA+       $ 1,344,877
   1,340,000  Anne Arundel County, MDGOs, 51/8% due 2/1/2027 ................................     Aa2/AA+         1,344,877
   3,000,000  Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and Electric

                 Company Project), 6% due 4/1/2024 ..........................................        A2/A         3,225,120
   2,000,000  Baltimore, MD Consolidated Public Improvement GOs, 63/8% due 10/15/2006 .......     Aaa/AAA         2,287,600
   2,500,000  Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project),

                 61/2% due 10/1/2011 ........................................................       Aa3/AA-       2,730,425
   2,000,000  Baltimore, MD Project and Refunding Rev. (Water Projects), 51/2% due 7/1/2026 .       Aaa/AAA       2,087,640
   2,000,000  Howard County, MD Metropolitan District Project GOs, 51/2% due 8/15/2022 ......       Aaa/AAA       2,061,560
   2,000,000  Maryland Community Development Administration Dept. of Housing &
                 Community Development (Multi-Family Housing), 7.70% due 5/15/2020* .........         Aa/NR       2,117,100
   2,465,000  Maryland Community Development Administration Dept. of Housing &
                 Community Development (Single Family Program), 6.80% due 4/1/2024* .........        Aa2/NR       2,626,581
   2,500,000  Maryland Community Development Administration Dept. of Housing &
                 Community Development (Residential Rev.), 57/8% due 9/1/2025* ..............        Aa2/NR       2,603,775
   2,500,000  Maryland Community Development Administration Dept. of Housing &
                 Community Development (Multi-Family Housing), 6.70% due 5/15/2027 ..........         Aa/NR       2,660,375
   2,710,000  Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan
                 Hospital), 53/4% due 7/1/2019 ..............................................         A1/NR       2,933,738
   2,000,000  Maryland Health & Higher Educational Facilities Authority Rev.
                 (Suburban Hospital), 51/8% due 7/1/2021 ....................................         A1/A+       1,939,180
   2,750,000  Maryland Health & Higher Educational Facilities Authority Rev.
                 (Anne Arundel Medical Center), 5% due 7/1/2023 .............................       Aaa/AAA       2,711,775
   2,500,000  Maryland Health & Higher Educational Facilities Authority Rev. (Francis Scott Key
                 Medical Center), 5% due 7/1/2023 ...........................................       Aaa/AAA       2,465,250
   2,000,000  Maryland Health &Higher Educational Facilities Authority Rev.
                 (Mercy Medical Center), 53/4% due 7/1/2026 .................................       Aaa/AAA       2,135,800
   1,500,000  Maryland Health &Higher Educational Facilities Authority Rev. (Anne Arundel
                 Medical Center), 51/8% due 7/1/2028 ........................................       Aaa/AAA       1,506,885
   1,000,000  Maryland Health & Higher Educational Facilities Authority Rev. (Charity
                 Obligated Group), 5% due 11/1/2029 .........................................       Aa2/AA+         973,980
   1,000,000  Maryland National Capital Park & Planning Commission GOs
                 (Prince George's County), 6.90% due 7/1/2010 ...............................        Aa2/AA       1,062,990
   2,000,000  Maryland Transportation Authority Rev. (Baltimore/Washington International
                 Airport Project), 61/4% due 7/1/2014* ......................................       Aaa/AAA       2,196,500
   2,000,000  Maryland Transportation Authority Rev. Transportation Facilities Projects,
                 53/4% due 7/1/2015 .........................................................         A1/A+       2,084,480
   1,000,000  Maryland Water Quality Financing Administration Revolving Loan Fund Rev.,
                 6.70% due 9/1/2013 .........................................................       Aaa/AAA       1,090,740
   1,000,000  Maryland Water Quality Financing Administration Revolving Loan Fund Rev.,
                 7.10% due 9/1/2013 .........................................................       Aaa/AAA       1,099,730

-------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

ORTFOLIO OF INVESTMENTS
MARCH 31, 1999

MARYLAND SERIES (continued)


    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
$    440,000  Montgomery County, MD Housing Opportunities Commission (Single Family
                 Mortgage Rev.), 73/8% due 7/1/2017 .........................................      Aa2/NR       $   450,745
   1,500,000  Montgomery County, MD Housing Opportunities Commission Rev.,
                 6.20% due 7/1/2026* ........................................................       Aa2/NR        1,589,685
   2,000,000  Northeast Maryland Waste Disposal Authority Solid Waste Rev.
                 (Montgomery County Resource Recovery Project), 6.30% due 7/1/2016* .........        A2/NR        2,138,640
   1,000,000  Puerto Rico Highway &Transportation Authority Rev., 51/2% due 7/1/2036 ........       Baa1/A        1,059,640
     630,000  Puerto Rico Housing Finance Corporation (Single Family Mortgage Rev.

                 Portfolio 1-C), 6.85% due 10/15/2023 .......................................      Aaa/AAA          668,468
   2,000,000  Washington Suburban Sanitary District, MD, 61/2% due 1/1/2016 .................       Aa1/AA        2,164,700
                                                                                                              -------------
TOTAL MUNICIPAL BONDS (Cost $51,511,611)-- 97.9% ............................................................    55,362,856
VARIABLE RATE DEMAND NOTES (Cost $500,000)-- 0.9% ...........................................................       500,000
OTHER ASSETS LESS LIABILITIES-- 1.2% ........................................................................       679,297
                                                                                                              -------------
NET ASSETS-- 100.0% .........................................................................................   $56,542,153
                                                                                                              =============

MASSACHUSETTS SERIES

    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
  $5,000,000  Boston, MA Water & Sewer Commission General Rev., 51/4% due 11/1/2019 .........       A1/A+       $ 5,192,050
   4,000,000  Massachusetts Bay Transportation Authority General Transportation System Rev.,
                 55/8% due 3/1/2026 .........................................................     Aa3/AA-         4,381,560
     975,000  Massachusetts Education Loan Authority Education Loan Rev., 8% due 6/1/2002 ...      NR/AAA           982,624
   3,000,000  Massachusetts Health & Educational Facilities Authority Rev. (Daughters of

                 Charity National Health Systems-- Carney Hospital), 6% due 7/1/2009 ........     Aa2/AA+         3,291,120
   2,500,000  Massachusetts Health & Educational Facilities Authority Rev. (Daughters of
                 Charity National Health Systems-- Carney Hospital), 6.10% due 7/1/2014 .....     Aa2/AA+         2,703,775
   5,000,000  Massachusetts Health & Educational Facilities Authority Rev. (Newton-Wellesley
                 Hospital), 6% due 7/1/2018 .................................................     Aaa/AAA         5,403,050
   3,500,000  Massachusetts Health &Educational Facilities Authority Rev. (Williams College),
                 53/4% due 7/1/2019 .........................................................     Aa1/AA+         3,695,265
   2,500,000  Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University),
                 81/8% due 7/1/2020 .........................................................       NR/NR         2,678,750
   5,100,000  Massachusetts Health & Educational Facilities Authority Rev. (Smith College),
                 53/4% due 7/1/2024 .........................................................     Aa2/AA-         5,374,125
   5,000,000  Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
                 System), 53/8% due 7/1/2024 ................................................     Aaa/AAA         5,068,400

-------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

ORTFOLIO OF INVESTMENTS
MARCH 31, 1999

MASSACHUSETTS SERIES (continued)


    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
$  7,500,000  Massachusetts Health & Educational Facilities Authority Rev. (Harvard University),
                 55/8% due 11/1/2028 ........................................................     Aaa/AAA     $   7,947,000
   5,000,000  Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health
                 East Health System), 5% due 11/15/2028 .....................................     Aaa/AAA         4,812,900
   5,250,000  Massachusetts Housing Finance Agency Rev. (Single Family Housing),
                 51/2% due 12/1/2030* .......................................................     Aaa/AAA         5,327,070
   2,000,000  Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric
                 Company Project), 57/8% due 7/1/2017* ......................................     Aaa/AAA         2,145,000
   3,500,000  Massachusetts Industrial Finance Agency Rev. (Phillips Academy),
                 53/8% due 9/1/2023 .........................................................     Aa1/AA+         3,616,060
   3,000,000  Massachusetts Industrial Finance Agency Rev. (College of the Holy Cross),
                 55/8% due 3/1/2026 .........................................................     Aaa/AAA         3,151,050
   3,000,000  Massachusetts Industrial Finance Agency Rev. (Suffolk University),
                 51/4% due 7/1/2027 .........................................................     Aaa/AAA         3,035,340
   3,000,000  Massachusetts Port Authority Special Facilities Rev. (BOS FUEL Project),
                 53/4% due 7/1/2039* ........................................................     Aaa/AAA         3,161,250
   5,000,000  Massachusetts State Consolidated Loan GOs, 51/8% due 11/1/2013 ................     Aaa/AAA         5,144,900
   2,400,000  Massachusetts State Port Authority Rev., 5% due 7/1/2023 ......................     Aa3/AA-         2,347,032
   2,000,000  Massachusetts State Port Authority Rev., 5% due 7/1/2028* .....................     Aa3/AA-         1,916,880
   5,000,000  Massachusetts Water Pollution Abatement Trust Pool Loan Program,

                 55/8% due 2/1/2016 .........................................................     Aaa/AAA         5,304,200
   5,000,000  Massachusetts Water Resources Authority General Rev., 5.60% due 11/1/2026 .....     Aaa/AAA         5,521,150
   4,825,000  Plymouth County, MA Certificates of Participation (Plymouth County

                 Correctional Facility Project), 5% due 4/1/2022 ............................     Aaa/AAA         4,709,055
     730,000  Puerto Rico Electric Power Authority Power Rev., 71/8% due 7/1/2014 ...........   Baa1/BBB+           747,907
   4,000,000  Puerto Rico Highway & Transportation Authority Rev., 51/2% due 7/1/2036 .......      Baa1/A         4,238,560
   2,750,000  Puerto Rico Port Authority Rev., 6% due 7/1/2021* .............................     Aaa/AAA         2,858,598
                                                                                                             --------------
TOTAL MUNICIPAL BONDS (Cost $97,849,834)-- 99.0%                                                                104,754,671
VARIABLE RATE DEMAND NOTES (Cost $200,000)-- 0.2%                                                                   200,000
OTHER ASSETS LESS LIABILITIES-- 0.8%                                                                                819,552
                                                                                                             --------------
NET ASSETS-- 100.0%                                                                                            $105,774,223
                                                                                                             ==============


-------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

ORTFOLIO OF INVESTMENTS
MARCH 31, 1999

MICHIGAN SERIES


    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
  $5,000,000  Capital Region Airport Authority, MI Airport Rev., 6.70% due 7/1/2021* ........     Aaa/AAA       $ 5,455,000
   5,000,000  Detroit, MI GOs, 51/2% due 4/1/2016 ...........................................     Aaa/AAA         5,201,450
   6,000,000  Detroit, MI Water Supply System Rev., 61/4% due 7/1/2012 ......................     Aaa/AAA         6,551,220
   3,000,000  Grand Haven, MI Electric System Rev., 51/4% due 7/1/2013 ......................     Aaa/AAA         3,094,800
   5,000,000  Grand Rapids, MI Water Supply System Rev., 53/4% due 1/1/2018 .................     Aaa/AAA         5,147,000
     325,000  Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare

                 Obligated Group), 61/4% due 7/1/2012 .......................................     Aaa/AAA           351,214
     485,000  Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
                 Obligated Group), 61/4% due 7/1/2022 .......................................     Aaa/AAA           524,120
   2,000,000  Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
                 Obligated Group), 5% due 7/1/2028 ..........................................      Aaa/NR         1,922,620
   2,500,000  Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist
                 Hospital), 51/2% due 5/15/2028 .............................................      Aaa/NR         2,596,850
   5,000,000  Kent County, MI Airport Rev., 6.10% due 1/1/2025* .............................      Aa/AAA         5,611,100
   1,850,000  Kent County, MI Airport Rev., 5% due 1/1/2028* ................................     Aaa/AAA         1,776,315
   2,775,000  Kentwood, MI Public Schools Building & Site GOs, 6.40% due 5/1/2015 ...........      Aa2/A+         3,036,627
   3,000,000  Lansing, MI Building Authority Rev., 5.60% due 6/1/2019 .......................     Aa3/AA+         3,144,060
   3,250,000  Marquette, MI Hospital Finance Authority Rev. (Marquette General Hospital),

                 6.10% due 4/1/2019 .........................................................     Aaa/AAA         3,555,500
   3,000,000  Michigan Public Power Agency Rev. (Belle River Project), 51/4% due 1/1/2018 ...      A1/AA-         3,014,520
   3,000,000  Michigan State Building Authority Rev., 61/4% due 10/1/2020 ...................      Aa2/AA         3,197,850
   6,000,000  Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019 ....     Aa1/AA+         6,218,580
   5,000,000  Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group),
                 51/8% due 8/15/2025 ........................................................     Aaa/AAA         4,918,000
   4,500,000  Michigan State Hospital Finance Authority Rev. (St. John Hospital),
                 51/4% due 5/15/2026 ........................................................     Aaa/AAA         4,473,945
   5,250,000  Michigan State Hospital Finance Authority Rev. (Mercy Health Services
                  Obligated Group), 53/4% due 8/15/2026 .....................................     Aa3/AA-         5,554,763
   5,000,000  Michigan State Hospital Finance Authority Rev. (Charity Obligated Group),
                 51/8% due 11/1/2029 ........................................................     Aa2/AA+         4,795,050
   5,000,000  Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group),
                 6% due 11/15/2036 ..........................................................     Aaa/AAA         5,405,200
   2,045,000  Michigan State Housing Development Authority Rev. (Single Family Mortgage),
                 6.80% due 12/1/2016 ........................................................      NR/AA+         2,162,424
   3,925,000  Michigan State Housing Development Authority Rev. (Rental Housing),
                 6.65% due 4/1/2023 .........................................................      NR/AA-         4,196,649
   4,000,000  Michigan State Housing Development Authority Rev. (Single Family Mortgage),
                 6.05% due 12/1/2027 ........................................................      NR/AA+         4,206,360
   3,000,000  Michigan State Strategic Fund Pollution Control Rev. (Detroit Edison Company),
                 61/2% due 2/15/2016 ........................................................     Aaa/AAA         3,237,930
   6,000,000  Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.),
                 6.20% due 9/1/2020 .........................................................        A2/A         6,457,560


-------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

ORTFOLIO OF INVESTMENTS
MARCH 31, 1999

MICHIGAN SERIES (continued)


    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
  $2,500,000  Michigan State Trunk Line Rev., 5.80% due 11/15/2024 ..........................     Aaa/AAA       $ 2,775,175
   5,000,000  Michigan State Trunk Line Rev., 5% due 11/1/2026 ..............................     Aaa/AAA         4,882,750
   2,000,000  Midland, MI Water Supply System Rev., 7.20% due 4/1/2010 ......................         A/A         2,107,880
   6,300,000  Oxford, MI Area Community Schools GOs, 51/2% due 5/1/2021 .....................     Aaa/AAA         6,556,851
   5,000,000  Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital),
                 51/4% due 1/1/2020 .........................................................      Aa3/AA         4,937,350
   3,000,000 UNIVERSITY OF MICHIGAN HOSPITAL REV., 63/8% DUE 12/1/2024 ......................      AA2/AA         3,144,390
   5,000,000  Western Michigan State University Rev., 51/8% due 11/15/2022 ..................     Aaa/AAA         4,979,350
   3,000,000  Wyandotte, MI Electric Rev., 61/4% due 10/1/2017 ..............................     Aaa/AAA         3,265,500
                                                                                                             --------------
TOTAL MUNICIPAL BONDS (Cost $130,018,316)-- 98.1% ...........................................................   138,455,953
VARIABLE RATE DEMAND NOTES (Cost $600,000)-- 0.4% ...........................................................       600,000
OTHER ASSETS LESS LIABILITIES-- 1.5% ........................................................................     2,143,674
                                                                                                             --------------
NET ASSETS-- 100.0% .........................................................................................  $141,199,627
                                                                                                             ==============



MINNESOTA SERIES

    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
  $5,000,000  Becker, MN Pollution Control Rev. (Northern States Power Company),
                 6.80% due 4/1/2007 .........................................................       A1/A+       $ 5,110,450
   1,500,000  Buffalo, MN Independent School District GOs, 6.15% due 2/1/2022 ...............     Aaa/AAA         1,625,670
   2,250,000  Burnsville - Eagan - Savage, MN Independent School District GOs,
                 51/8% due 2/1/2016 .........................................................      Aa1/NR         2,285,955
   2,350,000  Burnsville - Eagan - Savage, MN Independent School District GOs,
                 51/8% due 2/1/2017 .........................................................      Aa1/NR         2,380,996
   1,500,000  Cloquet, MN Pollution Control Rev. (Potlatch Corporation Projects),
                 5.90% due 10/1/2026 ........................................................     NR/BBB+         1,567,635
   5,000,000  Edina, MN Housing Development Rev. (Edina Park Plaza Project),
                 7.70% due 12/1/2028 ........................................................       Aa/NR         5,158,550
   3,545,000  Fridley, MN Independent School District GOs, 5.35% due 2/1/2021 ...............     Aaa/AAA         3,608,633
   1,500,000  Minneapolis, MNGOs, 6% due 3/1/2016 ...........................................     Aaa/AAA         1,601,775
   4,725,000  Minneapolis, MN Rev. (University Gateway Project), 51/4% due 12/1/2024 ........      Aa2/AA         4,783,732
   4,300,000  Minneapolis, MN Special School District GOs, 5% due 2/1/2014 ..................     Aa1/AA+         4,351,815
   1,400,000  Minneapolis - St. Paul Metropolitan Area (Metropolitan Council of the
                 Twin Cities), MN, 51/2% due 12/1/2012 ......................................     Aaa/AAA         1,490,062
   5,000,000  Minneapolis - St. Paul, MN Housing & Redevelopment Authority Health Care
                 Rev. (Children's Health Care), 51/2% due 8/15/2025 .........................     Aaa/AAA         5,162,100
   4,000,000  Minneapolis - St. Paul, MN Metropolitan Airport Commission Rev.,
                 5% due 1/1/2030 ............................................................     Aaa/AAA         3,931,840
   2,250,000  Minnesota Agricultural & Economic Development Board Rev. (Evangelical
                 Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022 ..............     Aaa/AAA         2,231,595


-------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1999


MINNESOTA SERIES (continued)

    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
  $1,250,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD REV. (EVANGELICAL
                 LUTHERAN GOOD SAMARITAN SOCIETY PROJECT), 5% DUE 12/1/2023 .................      AAA/AAA      $ 1,220,475
   2,775,000  Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas),
                 5.40% due 4/1/2022 .........................................................        A2/NR        2,852,977
   1,000,000  Minnesota Higher Education Facilities Authority Rev. (St. John's University),
                 5.40% due 10/1/2022 ........................................................        A3/NR        1,022,560
   1,775,000  Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas),
                 5.40% due 4/1/2023 .........................................................        A2/NR        1,809,630
   2,500,000  Minnesota Higher Education Facilities Authority Rev. (St. Olaf College),
                 51/4% due 4/1/2029 .........................................................        A3/NR        2,481,325
     790,000  Minnesota Housing Finance Agency (Housing Development), 61/4% due 2/1/2020 ....       Aa2/AA          802,205
     800,000  Minnesota Housing Finance Agency (Single Family Mortgage),
                 5.65% due 7/1/2022* ........................................................      Aa2/AA+          810,208
   5,000,000  Minnesota Housing Finance Agency (Single Family Mortgage),
                 6.85% due 1/1/2024* ........................................................      Aa2/AA+        5,280,150
   1,500,000  Minnesota Public Facilities Authority Water Pollution Control Rev.,
                 7.10% due 3/1/2012 .........................................................      Aaa/AAA        1,582,530
   4,000,000  Minnesota Public Facilities Authority Water Pollution Control Rev.,
                 61/4% due 3/1/2015 .........................................................      Aaa/AAA        4,472,080
   5,000,000  Minnesota State GOs, 5.70% due 5/1/2016 .......................................      Aaa/AAA        5,404,350
   5,000,000  North Saint Paul - Maplewood, MN Independent School District GOs,
                 51/8% due 2/1/2025 .........................................................      Aa1/AA+        4,974,800
   2,500,000  Northfield, MNIndependent School District GOs, 51/4% due 2/1/2017 .............       Aa1/NR        2,546,300
   2,000,000  Ramsey & Washington Counties, MN Resource Recovery Rev. (Northern States
                 Power Company Project), 63/4% due 12/1/2006 ................................        A1/AA        2,058,280
   4,000,000  Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo
                 Medical Center), 7.45% due 11/15/2006 ......................................       NR/AA+        4,254,360
   4,500,000  Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo
                 Medical Center), 61/4% due 11/15/2014 ......................................       NR/AA+        4,893,660
   2,575,000  Rochester, MN Independent School District GOs, 55/8% due 2/1/2016 .............      Aaa/AA+        2,808,398
   2,715,000  Rochester, MN Independent School District GOs, 55/8% due 2/1/2017 .............      Aaa/AA+        2,961,088
   4,500,000  Saint Paul, MN Housing and Redevelopment Health Care Rev.,
                 (Regions Hospital Project), 5.30% due 5/15/2028 ............................      NR/BBB+        4,282,110
      45,000  Saint Paul Port Authority, MN Industrial Development Rev. Series E,
                 91/8% due 10/1/2000 ........................................................       NR/CCC           45,381
       5,000  Saint Paul Port Authority, MN Industrial Development Rev. Series H,
                 91/8% due 12/1/2000 ........................................................       NR/CCC            5,041
      55,000  Saint Paul Port Authority, MN Industrial Development Rev. Series I,
                 91/8% due 12/1/2000 ........................................................       NR/CCC           55,449
      50,000  Saint Paul Port Authority, MN Industrial Development Rev. Series E,
                 91/8% due 10/1/2001 ........................................................       NR/CCC           50,635
      10,000  Saint Paul Port Authority, MN Industrial Development Rev. Series H,
                 91/8% due 12/1/2001 ........................................................       NR/CCC           10,145

----------
+Ratings have not been audited by Deloitte & Touche LLP.
*Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1999


MINNESOTA SERIES (continued)

    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
    $ 55,000  Saint Paul Port Authority, MN Industrial Development Rev. Series I,
                 91/8% due 12/1/2001 ........................................................       NR/CCC     $     55,799
       5,000  Saint Paul Port Authority, MN Industrial Development Rev. Series L,
                 93/4% due 12/1/2001 ........................................................       NR/CCC            5,084
      50,000  Saint Paul Port Authority, MN Industrial Development Rev. Series E,
                 91/8% due 10/1/2002 ........................................................       NR/CCC           50,727
      10,000  Saint Paul Port Authority, MN Industrial Development Rev. Series H,
                 91/8% due 12/1/2002 ........................................................       NR/CCC           10,141
      60,000  Saint Paul Port Authority, MN Industrial Development Rev. Series I,
                 91/8% due 12/1/2002 ........................................................       NR/CCC           60,846
      10,000  Saint Paul Port Authority, MN Industrial Development Rev. Series L,
                 93/4% due 12/1/2002 ........................................................       NR/CCC           10,167
   1,500,000  Southern Minnesota Municipal Power Agency-- Power Supply System Rev.,
                 53/4% due 1/1/2018 .........................................................        A2/A+        1,569,975
   1,500,000  Southern Minnesota Municipal Power Agency-- Power Supply System Rev.,
                 43/4% due 1/1/2016 .........................................................        A2/A+        1,436,340
   3,090,000  Western Minnesota Municipal Power Agency-- Power Supply Rev.,
                 51/2% due 1/1/2015 .........................................................         A1/A        3,091,761
   9,010,000  Western Minnesota Municipal Power Agency-- Power Supply Rev.,
                 63/8% due 1/1/2016 .........................................................      Aaa/AAA       10,176,164
                                                                                                               ------------
TOTAL MUNICIPAL BONDS (Cost $112,378,203)-- 98.0% ........................................................      118,441,949
VARIABLE RATE DEMAND NOTES (Cost $800,000)-- 0.7% ........................................................          800,000
OTHER ASSETS LESS LIABILITIES-- 1.3% .....................................................................        1,613,956
                                                                                                               ------------
NET ASSETS-- 100.0% ......................................................................................     $120,855,905
                                                                                                               ============


MISSOURI SERIES

    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
  $2,000,000  Columbia, MO Water and Electric System Improvement Rev., 61/8% due 10/1/2012 ..        A1/AA      $ 2,190,260
   2,500,000  Curators of the University of Missouri Health Facilities Rev.
                 (University of Missouri Health System), 5.60% due 11/1/2026 ................      Aaa/AAA        2,611,050
   1,500,000  Hannibal, MO Industrial Development Authority Health Facilities Rev.
                 (Hannibal Regional Hospital), 53/4% due 3/1/2022 ...........................      Aaa/AAA        1,581,165
   1,000,000  Joplin, MO Industrial Development Authority Rev. (Catholic Health Initiatives),
                 5 1/8% due 12/1/2015 .......................................................       Aa2/AA        1,001,150
   1,500,000  Joplin, MO Industrial Development Authority Rev. (Catholic Health Initiatives),
                 5% due 12/1/2028 ...........................................................       Aa2/AA        1,432,980
   1,000,000  Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter &
                 Gamble Company Paper Products Project), 5.20% due 3/15/2029* ...............       Aa2/AA          995,460
     145,000  Missouri School Boards Pooled Financing Program Certificates of Participation,
                 7 3/8% due 3/1/2006 ........................................................      Aaa/AAA          147,436

----------
+Ratings have not been audited by Deloitte & Touche LLP.
*Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1999


MISSOURI SERIES (continued)

    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
  $  525,000  Missouri School Boards Pooled Financing Program Certificates of Participation,
                 7% due 3/1/2006 ............................................................      Aaa/AAA      $   533,017
   1,000,000  Missouri State Environmental Improvement & Energy Resources Authority Rev.
                 (State Revolving Fund Program), 6.55% due 7/1/2014 .........................       Aa1/NR        1,082,040
   2,500,000  Missouri State Environmental Improvement & Energy Resources Authority Rev.
                 (Union Electric Company Project), 5.45% due 10/1/2028* .....................       A1/AA-        2,567,325
   2,500,000  Missouri State Environmental Improvement & Energy Resources Authority--
                 Water Pollution Control Rev. (State Revolving Fund Program),
                 5.40% due 7/1/2015 .........................................................       Aa1/NR        2,570,200
   2,000,000  Missouri State GOs, 55/8% due 4/1/2017 ........................................      Aaa/AAA        2,122,180
   2,500,000  Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox
                 Medical Centers Project), 51/4% due 6/1/2015 ...............................      Aaa/AAA        2,599,600
   1,500,000  Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy
                 Health System, St. Louis, Inc.), 61/4% due 6/1/2015 ........................      Aa1/AA+        1,607,220
   1,000,000  Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy
                 Health System, St. Louis, Inc.), 71/4% due 6/1/2019 ........................      Aaa/AA+        1,026,580
   1,000,000  Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy
                 Health System, St. Louis, Inc.), 5% due 6/1/2019 ...........................      Aa1/AA+          977,570
   2,500,000  Missouri State Health & Educational Facilities Authority Rev.
                 (Barnes-Jewish, Inc./Christian Health Services), 51/4% due 5/15/2021 .......       Aa2/AA        2,499,850
   2,500,000  Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care),
                 5% due 6/1/2022 ............................................................      Aaa/AAA        2,449,425
   2,500,000  Missouri State Health  Educational Facilities Authority Rev.
                 (The Washington University), 5% due 11/15/2037 .............................      Aa1/AA+        2,408,875
     820,000  Missouri State Housing Development Commission Housing Development Bonds
                 (Federally Insured Mortgage Loans), 6% due 10/15/2019 ......................      Aa2/AA+          831,964
   2,375,000  Missouri State Housing Development Commission Single Family Mortgage Rev.
                 (Homeownership Loan Program), 5.90% due 9/1/2028* ..........................       NR/AAA        2,471,663
   1,000,000  Puerto Rico Highway & Transportation Authority Rev., 51/2% due 7/1/2026 .......       Baa1/A        1,038,840
   1,500,000  St. Louis, MO Industrial Development Authority Pollution Control Rev.
                 (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016 ...............        A1/A+        1,782,000
   1,500,000  St. Louis, MO Municipal Finance Corporation City Justice Center Leasehold
                 Improvement Rev., 5.95% due 2/15/2016 ......................................      Aaa/AAA        1,628,340
   2,400,000  Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project),
                 53/4% due 10/15/2016 .......................................................        Aa/NR        2,509,056
   2,500,000  Springfield, MO Waterworks Rev., 5.60% due 5/1/2023 ...........................       Aa2/A+        2,707,000
   2,750,000  University of Missouri Systems Facilities Rev., 51/2% due 11/1/2023 ...........      Aa2/AA+        2,837,752
                                                                                                                -----------
TOTAL MUNICIPAL BONDS (Cost $45,571,343)-- 97.3% .........................................................       48,209,998
VARIABLE RATE DEMAND NOTES (Cost $500,000)-- 1.0% ........................................................          500,000
OTHER ASSETS LESS LIABILITIES-- 1.7% .....................................................................          860,163
                                                                                                                -----------
NET ASSETS-- 100.0% ......................................................................................      $49,570,161
                                                                                                                ===========


----------
+Ratings have not been audited by Deloitte & Touche LLP.
*Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1999


NEW YORK SERIES

    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
  $2,490,000  Buffalo Municipal Water Finance Authority, NY Water System Rev.,
                 5% due 7/1/2026 ............................................................      Aaa/AAA      $ 2,439,005
   2,500,000  Long Island Power Authority, NY Electric Systems General Rev.,
                 51/2% due 12/1/2029 ........................................................      Baa1/A-        2,568,550
   4,000,000  Metropolitan Transportation Authority, NY (Dedicated Tax Fund),
                 5% due 4/1/2023 ............................................................      Aaa/AAA        3,934,120
   4,000,000  New York City Municipal Water Finance Authority, NY Water & Sewer
                 System Rev., 61/4% due 6/15/2020 ...........................................      Aaa/AAA        4,564,080
   4,000,000  New York City Municipal Water Finance Authority, NY Water & Sewer
                 System Rev., 51/8% due 6/15/2030 ...........................................      Aaa/AAA        3,984,240
   1,340,000  New York City, NY GOs, 71/4% due 8/15/2024 ....................................       Aaa/A-        1,451,609
       5,000  New York City, NY GOs, 71/4% due 8/15/2024 ....................................        A3/A-            5,368
   1,380,000  New York City, NY GOs, 6% due 8/1/2026 ........................................        A3/A-        1,497,659
   2,400,000  New York City, NY Industrial Development Agency Civic Facility Rev.
                 (The Nightingale - Bamford School Project), 5.85% due 1/15/2020 ............         A3/A        2,532,264
   2,500,000  New York City, NY Transitional Finance Authority (Future Tax Secured Bonds),
                 5% due 5/1/2026 ............................................................       Aa3/AA        2,431,225
   4,000,000  New York City, NY Trust for Cultural Resources Rev. (American Museum of
                 Natural History), 5.65% due 4/1/2027 .......................................      Aaa/AAA        4,234,640
   4,000,000  New York State Dormitory Authority Rev. (Fordham University),
                 53/4% due 7/1/2015 .........................................................      Aaa/AAA        4,250,160
   4,000,000  New York State Dormitory Authority Rev. (Rochester Institute of Technology),
                 51/2% due 7/1/2018 .........................................................      Aaa/AAA        4,176,680
   3,500,000  New York State Dormitory Authority Rev. (Mental Health Services Facilities
                 Improvement), 53/4% due 8/15/2022 ..........................................        A3/A-        3,719,170
   3,000,000  New York State Dormitory Authority Rev. (Skidmore College), 53/8% due 7/1/2023       Aaa/AAA        3,062,730
   1,500,000  New York State Dormitory Authority Rev. (Vassar Brothers Hospital),
                 53/8% due 7/1/2025 .........................................................      Aaa/AAA        1,547,475
   2,000,000  New York State Dormitory Authority Rev. (Hospital for Special Surgery),
                 5% due 2/1/2028 ............................................................      Aaa/AAA        1,958,000
   2,000,000  New York State Dormitory Authority Rev. (Rockefeller University),
                 5% due 7/1/2028 ............................................................      Aaa/AAA        1,960,680
   4,000,000  New York State Energy Research & Development Authority Gas Facilities Rev.
                 (Brooklyn Union Gas), 51/2% due 1/1/2021 ...................................      Aaa/AAA        4,171,680
   3,000,000  New York State Environmental Facilities Corporation Pollution Control Rev.
                 (State Water-- Revolving Fund), 6.90% due 11/15/2015 .......................      Aaa/AAA        3,445,920
   3,000,000  New York State Housing Finance Agency Rev. (Phillips Village Project),
                 73/4% due 8/15/2017* .......................................................        A2/NR        3,325,470
   3,000,000  New York State Local Government Assistance Corp., 6% due 4/1/2024 .............        A3/A+        3,252,180
   2,000,000  New York State Mortgage Agency Rev. (Homeowner Mortgage),
                 71/2% due 4/1/2016 .........................................................       Aa2/NR        2,058,260
   1,000,000  New York State Mortgage Agency Rev. (Homeowner Mortgage),
                 51/2% due 10/1/2028* .......................................................       Aa2/NR        1,016,370


----------
+Ratings have not been audited by Deloitte & Touche LLP.
*Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1999


NEW YORK SERIES (continued)

    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
  $3,000,000  New York State Thruway Authority General Rev., 6% due 1/1/2025 ................      Aaa/AAA     $  3,351,390
   2,000,000  New York State Thruway Authority (Highway and Bridge Trust Fund),
                 5% due 4/1/2018 ............................................................        A3/A-        1,949,720
   4,000,000  New York State Thruway Authority Service Contract Rev., 61/4% due 4/1/2014 ....    Baa1/BBB+        4,513,760
   4,000,000  Onondaga County, NY Industrial Development Agency Sewer Facilities Rev.
                 (Bristol-Myers Squibb Co. Project), 53/4% due 3/1/2024* ....................      Aaa/AAA        4,352,320
   2,250,000  Port Authority of New York and New Jersey Consolidated Rev., 61/8% due 6/1/2094       A1/AA-        2,581,695
                                                                                                                -----------
TOTAL MUNICIPAL BONDS (Cost $78,914,488)-- 95.5% .........................................................       84,336,420
VARIABLE RATE DEMAND NOTES (Cost $1,400,000)-- 1.6% ......................................................        1,400,000
OTHER ASSETS LESS LIABILITIES-- 2.9% .....................................................................        2,531,290
                                                                                                                -----------
NET ASSETS-- 100.0% ......................................................................................      $88,267,710
                                                                                                                ===========


----------
+Ratings have not been audited by Deloitte & Touche LLP.
*Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.



OHIO SERIES

    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
  $2,250,000  Beavercreek Local School District, OH GOs (School Improvement Bonds),
                 5.70% due 12/1/2020 ........................................................      Aaa/AAA     $  2,385,810
   3,450,000  Big Walnut Local School District, OH School Building Construction &
                 Improvement GOs, 7.20% due 6/1/2007 ........................................      Aaa/AAA        3,772,851
   4,000,000  Butler County, OH Transportation Improvement District Highway
                 Improvement Rev., 51/8% due 4/1/2017 .......................................      Aaa/AAA        4,056,120
   4,000,000  Cleveland, OH Airport System Rev., 51/8% due 1/1/2027* ........................      Aaa/AAA        3,927,040
   2,395,000  Cleveland,OH Airport System Rev., 51/8% due 1/1/2027 ..........................      Aaa/AAA        2,393,036
   5,000,000  Cleveland, OH Public Power System Rev., 5% due 11/15/2024 .....................      Aaa/AAA        4,935,700
   4,915,000  Cleveland, OH Waterworks Improvement First Mortgage Rev., 53/4% due 1/1/2021 ..      Aaa/AAA        5,469,559
      85,000  Cleveland, OH Waterworks Improvement First Mortgage Rev., 53/4% due 1/1/2021 ..      Aaa/AAA           90,645
   4,500,000  Columbus, OH Municipal Airport Authority Rev. (Port Columbus International
                 Airport Project), 6% due 1/1/2020* .........................................      Aaa/AAA        4,824,225
   1,000,000  Columbus, OH Municipal Airport Authority Rev. (Port Columbus International
                 Airport Project), 5% due 1/1/2028 ..........................................      Aaa/AAA          984,920
   3,000,000  Dayton, OH Water System Mortgage Rev., 63/4% due 12/1/2010 ....................      Aaa/AAA        3,004,200
   7,000,000  Franklin County, OH GOs, 53/8% due 12/1/2020 ..................................      Aaa/AAA        7,254,450
   7,500,000  Franklin County, OH Hospital Rev. (Riverside United Methodist Hospital),
                 53/4% due 5/15/2020 ........................................................       Aa3/NR        7,769,025
   2,500,000  Hamilton County, OH Sewer System Rev., 51/2% due 12/1/2017 ....................      Aaa/AAA        2,591,450
   5,000,000  Hamilton, OH Electric System Mortgage Rev., 6% due 10/15/2023 .................      Aaa/AAA        5,405,150
   4,000,000  Hudson Local School District, OH GOs, 7.10% due 12/15/2013 ....................        A1/NR        4,323,640
   1,095,000  Lake County, OH Hospital Improvement Rev. (Lake Hospital System Inc.),
                 8% due 1/1/2013 ............................................................      Aaa/AAA        1,110,111


----------
+Ratings have not been audited by Deloitte & Touche LLP.
*Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1999


OHIO SERIES (continued)

    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
  $6,425,000  Mahoning County, OH Hospital Rev. (Forum Health Obligated Group),
                 5% due 11/15/2025 ..........................................................      Aaa/AAA      $ 6,276,711
   2,000,000  Montgomery County, OH Catholic Health Initiatives Rev., 51/8% due 12/1/2017 ...       Aa2/AA        1,986,800
   2,000,000  Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric
                 Company Project), 5.45% due 1/1/2024 .......................................      Aaa/AAA        2,055,460
   6,500,000  Ohio Air Quality Development Authority Rev. (JMG Project), 63/8% due 1/1/2029*       Aaa/AAA        7,216,690
   4,415,000  Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed
                 Securities Program), 6.10% due 9/1/2028* ...................................       NR/AAA        4,680,960
   3,000,000  Ohio State Higher Educational Facilities Commission Rev. (Oberlin College
                 Project), 53/8% due 10/1/2015 ..............................................        NR/AA        3,083,550
   4,000,000  Ohio State Higher Educational Facilities Commission Rev. (University of
                 Dayton Project), 5.40% due 12/1/2022 .......................................      Aaa/AAA        4,118,080
   2,000,000  Ohio State Liquor Profits Rev., 6.85% due 3/1/2000 ............................      Aaa/AAA        2,066,000
   4,000,000  Ohio State Public Facilities Commission Rev. (Higher Education Capital Facilities),
                 6.30% due 5/1/2006 .........................................................      Aaa/AAA        4,293,240
   2,190,000  Ohio State Water Development Authority Rev. (Safe Water), 93/8% due 12/1/2010 .      Aaa/AAA        2,757,385
   7,500,000  Ohio State Water Development Authority Rev. (Fresh Water), 51/8% due 12/1/2023       Aaa/AAA        7,515,300
   5,000,000  Ohio State Water Development Authority Rev. (Community Assistance),
                 53/8% due 12/1/2024 ........................................................      Aaa/AAA        5,149,000
   5,000,000  Ohio State Water Development Authority Rev. (Dayton Power & Light Co.
                 Project), 6.40% due 8/15/2027 ..............................................      Aa3/AA-        5,420,900
   2,500,000  Ohio State Water Development Authority Solid Waste Disposal Rev.
                 (North Star BHP Steel, L.L.C. Project -- Cargill, Incorporated, Guarantor),
                 6.30% due 9/1/2020* ........................................................       Aa3/A+        2,717,125
   3,000,000  Ohio Turnpike Commission, OH Turnpike Rev., 5.70% due 2/15/2017 ...............      Aaa/AAA        3,333,990
   2,955,000  Pickerington Local School District, OH School Building Construction GOs,
                 8% due 12/1/2005 ...........................................................      Aaa/aaa        3,452,001
   4,000,000  Puerto Rico Highway &Transportation Authority Rev., 51/2% due 7/1/2036 ........       Baa1/A        4,238,560
     775,000  Toledo, OH Sewer System Rev., 73/4% due 11/15/2017 ............................      Aaa/AAA          793,368
     560,000  Toledo, OH Waterworks Rev., 73/4% due 11/15/2017 ..............................      Aaa/AAA          573,272
   2,500,000  Twinsburg City School District, OH School Improvement GOs,
                 5.90% due 12/1/2021 ........................................................      Aaa/AAA        2,698,875
   3,000,000  University of Toledo, OH General Receipts Bonds, 7.10% due 6/1/2010 ...........      Aaa/AAA        3,189,420
   2,000,000  Worthington City School District, OH School Building Construction &
                 Improvement GOs, 83/4% due 12/1/2002 .......................................      Aaa/AAA        2,110,500
                                                                                                               ------------
TOTAL MUNICIPAL BONDS (Cost $135,108,793)-- 95.5% ........................................................      144,025,119
VARIABLE RATE DEMAND NOTES (Cost $5,000,000)-- 3.3% ......................................................        5,000,000
OTHER ASSETS LESS LIABILITIES-- 1.2% .....................................................................        1,821,123
                                                                                                               ------------
NET ASSETS-- 100.0% ......................................................................................     $150,846,242
                                                                                                               ============

----------
+Ratings have not been audited by Deloitte & Touche LLP.
*Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1999


OREGON SERIES

    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
  $2,000,000  Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health
                 Services Project), 51/8% due 10/1/2028 .....................................         NR/A      $ 1,948,080
   2,000,000  Chemeketa, OR Community College District GOs, 5.95% due 6/1/2016 ..............      Aaa/AAA        2,230,260
   1,000,000  Clackamas & Washington Counties, OR GOs (West Linn-Wilsonville
                 School District), 5% due 6/1/2017 ..........................................      Aaa/AAA        1,001,930
   1,500,000  Eugene, OR Trojan Nuclear Project Rev., 5.90% due 9/1/2009 ....................      Aa1/AA-        1,541,250
   1,250,000  Multnomah County, OR Education Facility Rev. (University of Portland),
                 5% due 4/1/2018 ............................................................      Aaa/AAA        1,250,975
   1,750,000  Multnomah County School District, OR GOs, 51/2% due 6/1/2015 ..................        A1/A+        1,825,583
   2,000,000  North Clackamas Parks & Recreation District -- Clackamas County, OR Rev.
                 (Recreational Facilities), 5.70% due 4/1/2013 ..............................        NR/A-        2,113,640
   2,000,000  North Wasco County People's Utility District-- Wasco County, OR Rev.
                 (Bonneville Power Administration), 5.20% due 12/1/2024 .....................      Aa1/AA-        2,003,200
     750,000  Ontario, OR Hospital Facility Authority Health Facilities Rev. Catholic Health
                 Corporation (Dominican Sisters of Ontario Inc., d.b.a. Holy Rosary Medical
                 Center Project), 6.10% due 11/15/2017 ......................................       Aa2/AA          799,560
   2,500,000  Oregon Department of Administrative Services Certificates of Participation,
                 5.80% due 5/1/2024 .........................................................      Aaa/AAA        2,795,000
   2,250,000  Oregon Department of Administrative Services Certificates of Participation,
                 5% due 5/1/2024 ............................................................      Aaa/AAA        2,234,002
   1,000,000  Oregon Department of Transportation Regional Light Rail Extension Rev.,
                 6.20% due 6/1/2008 .........................................................      Aaa/AAA        1,112,050
   2,000,000  Oregon Health, Housing, Educational &Cultural Facilities Authority Rev.
                 (Linfield College Project), 51/4% due 10/1/2023 ............................      Baa1/NR        1,983,660
   2,500,000  Oregon Health, Housing, Educational &Cultural Facilities Authority Rev.
                 (Reed College Project), 53/8% due 7/1/2025 .................................        NR/A+        2,559,250
   1,250,000  Oregon Health Sciences University Rev., 51/4% due 7/1/2028 ....................      Aaa/AAA        1,259,000
   2,000,000  Oregon Housing & Community Services Department Housing & Finance Rev.
                 (Assisted or Insured Multi-Unit Program), 53/4% due 7/1/2012 ...............       Aa2/A+        2,075,140
     880,000  Oregon Housing & Community Services Department Mortgage Rev.
                 (Single Family Mortgage Program), 5.65% due 7/1/2019* ......................       Aa2/NR          897,046
     300,000  Oregon Housing & Community Services Department Mortgage Rev.
                 (Single Family Mortgage Program), 7% due 7/1/2022* .........................       Aa2/NR          302,283
     500,000  Oregon Housing & Community Services Department Mortgage Rev.
                 (Single Family Mortgage Program), 5.30% due 7/1/2024* ......................       Aa2/NR          502,060
   1,000,000  Oregon Housing & Community Services Department Mortgage Rev.
                 (Single Family Mortgage Program), 6% due 7/1/2027* .........................       Aa2/NR        1,048,330


----------
+Ratings have not been audited by Deloitte & Touche LLP.
*Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1999


OREGON SERIES (continued)

    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
   $ 500,000  Oregon State GOs (Veterans' Welfare), 9% due 10/1/2006 ........................       Aa2/AA      $   655,305
   1,375,000  Oregon State GOs (Veterans' Welfare), 57/8% due 10/1/2018 .....................       Aa2/AA        1,437,150
     250,000  Oregon State GOs (Elderly & Disabled Housing), 7.20% due 8/1/2021 .............       Aa2/AA          264,807
   1,000,000  Oregon State GOs (Elderly & Disabled Housing), 6.60% due 8/1/2022* ............       Aa2/AA        1,092,250
     950,000  Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021* ..........      Aaa/AAA        1,163,227
      15,000  Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021* ..........      Aaa/AAA           16,273
      35,000  Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021* ..........      Aaa/AAA           37,923
     500,000  Port of Portland, OR International Airport Rev., 53/4% due 7/1/2025* ..........      Aaa/AAA          523,270
   1,500,000  Port of Portland, OR International Airport Rev., 55/8% due 7/1/2026* ..........      Aaa/AAA        1,561,860
   2,000,000  Portland, OR GOs, 5.60% due 6/1/2014 ..........................................       Aa2/NR        2,131,480
   1,250,000  Portland, OR Hospital Facilities Authority Rev. (Legacy Health System),
                 65/8% due 5/1/2011 .........................................................      Aaa/AAA        1,339,750
   2,500,000  Portland, OR Sewer System Rev., 5% due 6/1/2015 ...............................      Aaa/AAA        2,521,525
   1,000,000  Puerto Rico Highway & Transportation Authority Rev., 51/2% due 7/1/2026 .......       Baa1/A        1,038,840
     630,000  Puerto Rico Housing Finance Corp. (Single Family Mortgage Rev.),
                 6.85% due 10/15/2023 .......................................................      Aaa/AAA          668,468
   1,000,000  Puerto Rico Ports Authority Rev., 7% due 7/1/2014* ............................      Aaa/AAA        1,082,150
   1,000,000  Puerto Rico Telephone Authority Rev., 51/2% due 1/1/2013 ......................         A/A+        1,041,140
   2,000,000  Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018 .       NR/AA-        1,968,200
   2,600,000  Salem, OR Pedestrian Safety Improvements GOs,  53/4% due 5/1/2011 .............      Aaa/AAA        2,826,356
   1,000,000  Tri-County Metropolitan Transportation District of Oregon GOs
                 (Light Rail Extension), 6% due 7/1/2012 ....................................      Aa2/AA+        1,077,990
   1,110,000  Tualatin Development Commission, OR (Urban Renewal & Redevelopment),
                 73/8% due 1/1/2007 .........................................................      Baa1/NR        1,119,857
     500,000  Virgin Islands Public Finance Authority Rev., 51/2% due 10/1/2022 .............      NR/BBB-          502,965
   2,500,000  Washington and Multnomah Counties, OR (Beaverton School District),
                 5% due 8/1/2017 ............................................................      Aa2/AA-        2,501,675
   1,500,000  Washington County, OR Unified Sewerage Agency Rev., 53/4% due 10/1/2011 .......      Aaa/AAA        1,670,175
                                                                                                                -----------
TOTAL MUNICIPAL BONDS (Cost $56,194,635)-- 98.3% .........................................................       59,724,935
VARIABLE RATE DEMAND NOTES (Cost $300,000)-- 0.5% ........................................................          300,000
OTHER ASSETS LESS LIABILITIES-- 1.2% .....................................................................          710,377
                                                                                                                -----------
NET ASSETS-- 100.0% ......................................................................................      $60,735,312
                                                                                                                ===========


----------
+Ratings have not been audited by Deloitte & Touche LLP.
*Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1999


SOUTH CAROLINA SERIES

    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
  $2,500,000  Anderson County, SC Hospital Rev. (Anderson Memorial Hospital),
                 51/4% due 2/1/2012 .........................................................      Aaa/AAA      $ 2,561,600
   3,800,000  Berkeley County, SC Water & Sewer Rev., 5.55% due 6/1/2016 ....................      Aaa/AAA        3,935,964
     745,000  Charleston County, SC Public Facilities Corp. Certificates of Participation,
                 7.15% due 2/1/2004 .........................................................         A1/A          781,438
     770,000  Charleston County, SC Public Facilities Corp. Certificates of Participation,
                 7.15% due 8/1/2004 .........................................................         A1/A          807,661
     800,000  Charleston County, SC Public Facilities Corp. Certificates of Participation,
                 7.20% due 2/1/2005 .........................................................         A1/A          839,112
   2,500,000  Charleston, SC Waterworks & Sewer System Rev., 6% due 1/1/2012 ................       A1/AA-        2,663,500
   6,000,000  Darlington County, SC Industrial Development Rev. (Nucor Corporation Project),
                 53/4% due 8/1/2023* ........................................................       A1/AA-        6,201,780
   3,500,000  Darlington County, SC Industrial Development Rev. (Sonoco Products
                 Company Project), 6% due 4/1/2026* .........................................         A2/A        3,709,545
   2,500,000  Fairfield County, SC Pollution Control Rev. (South Carolina Electric & Gas
                 Company), 61/2% due 9/1/2014 ...............................................        A1/A+        2,738,625
   1,000,000  Georgetown County, SC Pollution Control Facilities Rev. (International Paper
                 Company), 73/8% due 6/15/2005 ..............................................      A3/BBB+        1,015,220
   3,000,000  Greenville Hospital System, SC Hospital Facilities Rev., 51/2% due 5/1/2016 ...        NR/AA        3,058,800
   2,000,000  Greenville Hospital System, SC Hospital Facilities Rev., 51/4% due 5/1/2023 ...       Aa3/AA        1,959,740
   3,000,000  Greenwood County, SC Hospital Facilities Rev. (Self Memorial Hospital),
                 57/8% due 10/1/2017 ........................................................      Aaa/AAA        3,162,870
   2,600,000  Lancaster County, SC School District GOs, 6.60% due 7/1/2012 ..................      AAA/AAA        2,874,872
   2,000,000  Lancaster County, SC Waterworks & Sewer System Rev., 51/4% due 5/1/2021 .......      Aaa/AAA        2,014,020
   2,720,000  Laurens County, SC Combined Utility System Rev., 5% due 1/1/2018 ..............      Aaa/AAA        2,690,434
   5,000,000  Lexington County, SC Hospital Rev. (Health Services District, Inc.),
                 51/8% due 11/1/2026 ........................................................      Aaa/AAA        4,916,400
   1,000,000  Lexington County School District, SC Certificates of Participation
                 (Red Bank/White Knoll Elementary Project), 7.10% due 9/1/2011 ..............      Aaa/AAA        1,098,750
   1,000,000  Medical University South Carolina Hospital Facilities Rev., 5.60% due 7/1/2011       Aaa/AAA        1,094,740
   3,000,000  Mount Pleasant, SC Water & Sewer Rev., 6% due 12/1/2020 .......................      Aaa/AAA        3,249,090
   2,000,000  Myrtle Beach, SC Waterworks & Sewer System Rev., 51/4% due 3/1/2020 ...........      Aaa/AAA        2,012,020
   1,500,000  North Charleston Sewer District, SC Rev., 63/8% due 7/1/2012 ..................      Aaa/AAA        1,760,205
   5,000,000  Oconee County, SC Pollution Control Rev. (Duke Power Co. Project),
                 5.80% due 4/1/2014 .........................................................      Aa2/AA-        5,264,900
   1,250,000  Piedmont Municipal Power Agency, SC Electric Rev., 61/4% due 1/1/2021 .........      Aaa/AAA        1,448,337
   3,000,000  Piedmont Municipal Power Agency, SC Electric Rev., 6.30% due 1/1/2022 .........      Aaa/AAA        3,313,950
   1,000,000  Puerto Rico Highway &Transportation Authority Rev., 51/2% due 7/1/2036 ........       Baa1/A        1,059,640
   2,000,000  Puerto Rico Highway &Transportation Authority Rev., 5% due 7/1/2038 ...........       Baa1/A        1,946,220


----------
+Ratings have not been audited by Deloitte & Touche LLP.
*Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
MARCH 31, 1999


SOUTH CAROLINA SERIES (continued)

    FACE                                                                                        RATINGS+          MARKET
   AMOUNT                          MUNICIPAL BONDS                                             MOODY'S/S&P        VALUE
  ------------                     ---------------                                            ------------      ----------
$  2,500,000  Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control
                 Facilities Financing Authority Higher Education Rev. (Inter-American
                 University of Puerto Rico Project), 5% due 10/1/2022 .......................      Aaa/AAA     $  2,493,150
   1,000,000  Puerto Rico Telephone Authority Rev., 51/2% due 1/1/2022 ......................         A/A+        1,028,160
   2,000,000  Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp
                 Corp. Project), 7.45% due 4/1/2021* ........................................        A1/A-        2,163,280
   1,000,000  Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp
                 Corp. Project), 71/8% due 9/1/2021* ........................................        A2/A-        1,080,570
   5,000,000  Rock Hill, SC Combined Utilities System Rev., 5% due 1/1/2020 .................      Aaa/AAA        4,892,200
   2,000,000  South Carolina Jobs--Economic Development Authority Hospital Rev.
                 (Georgetown Memorial Hospital), 5% due 11/1/2029 ...........................       Aaa/NR        1,921,260
   6,000,000  South Carolina Public Service Authority Rev., 57/8% due 1/1/2023 ..............      Aaa/AAA        6,447,960
     500,000  South Carolina State Housing Finance & Development Authority
                 (Homeownership Mortgage), 7.55% due 7/1/2011 ...............................       Aa2/AA          516,225
   2,095,000  South Carolina State Housing Finance & Development Authority Rental
                 Housing Rev. (North Bluff Project), 5.60% due 7/1/2016 .....................        NR/AA        2,126,760
   1,000,000  South Carolina State Housing Finance & Development Authority (Multi-Family
                 Development Rev.), 67/8% due 11/15/2023 ....................................       Aaa/NR        1,063,170
   5,000,000  South Carolina State Ports Authority Rev., 5.30% due 7/1/2026* ................      Aaa/AAA        4,999,550
   5,000,000  Spartanburg, SC Water System Rev., 5% due 6/1/2027 ............................      Aaa/AAA        4,881,550
   3,000,000  University of South Carolina Rev., 53/4% due 6/1/2026 .........................      Aaa/AAA        3,190,890
   2,000,000  Western Carolina Regional Sewer Authority, SC Sewer System Rev.
                 51/2% due 3/1/2010 .........................................................      Aaa/AAA        2,136,140
                                                                                                               ------------
TOTAL MUNICIPAL BONDS (Cost $100,549,652)-- 96.5% ........................................................      107,120,298
VARIABLE RATE DEMAND NOTES (Cost $2,300,000)-- 2.1% ......................................................        2,300,000
OTHER ASSETS LESS LIABILITIES-- 1.4% .....................................................................        1,603,402
                                                                                                               ------------
NET ASSETS-- 100.0% ......................................................................................     $111,023,700
                                                                                                               ============


----------
+Ratings have not been audited by Deloitte & Touche LLP.
*Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.



                                                         NATIONAL        COLORADO         GEORGIA       LOUISIANA      MARYLAND
                                                          SERIES          SERIES          SERIES         SERIES         SERIES
                                                        ------------    -----------     -----------    -----------    -----------
ASSETS:
Investments, at value (see Portfolios of Investments):
  Long-term holdings .................................  $106,302,064    $45,664,439     $48,798,297    $56,203,747    $55,362,856
  Short-term holdings ................................     1,000,000      1,300,000       1,000,000      1,000,000        500,000
                                                        ------------    -----------     -----------    -----------    -----------
                                                         107,302,064     46,964,439      49,798,297     57,203,747     55,862,856
Cash .................................................       122,895        125,965        101,872         122,774         67,432
Interest receivable ..................................     1,553,190        847,717         782,863        941,171        914,343
Expenses prepaid to shareholder service agent ........        13,846          5,769           6,154          6,154          7,692
Receivable for Capital Stock sold ....................            --         38,418             305         18,586         48,507
Receivable for securities sold .......................            --             --              --        345,000             --
Other ................................................         1,105            491             529            591            576
                                                        ------------    -----------     -----------    -----------    -----------
TOTAL ASSETS .........................................   108,993,100     47,982,799      50,690,020     58,638,023     56,901,406
                                                        ------------    -----------     -----------    -----------    -----------

LIABILITIES:
Dividends payable ....................................       197,654         85,212          88,437        101,444        104,519
Payable for Capital Stock repurchased ................       143,613         48,368         805,226        357,708        176,996
Payable for securities purchased .....................            --             --              --      2,747,653             --
Accrued expenses and other ...........................       126,943         69,146          75,248         81,774         77,738
                                                        ------------    -----------     -----------    -----------    -----------
TOTAL LIABILITIES ....................................       468,210        202,726         968,911      3,288,579        359,253
                                                        ------------    -----------     -----------    -----------    -----------
NET ASSETS ...........................................  $108,524,890    $47,780,073     $49,721,109    $55,349,444    $56,542,153
                                                        ============    ===========     ===========    ===========    ===========

COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A ............................................  $     12,313    $     6,234     $     5,717    $     6,592    $     6,516
  Class D ............................................           976            117             325             92            371
Additional paid-in capital ...........................   104,318,619     45,350,143      45,788,945     51,847,646     52,693,880
Undistributed/accumulated net realized gain (loss) ...    (1,449,140)       (19,853)         (5,087)       132,458         (9,859)
Net unrealized appreciation of investments ...........     5,642,122      2,443,432       3,931,209      3,362,656      3,851,245
                                                        ------------    -----------     -----------    -----------    -----------
NET ASSETS ...........................................  $108,524,890    $47,780,073     $49,721,109    $55,349,444    $56,542,153
                                                        ============    ===========     ===========    ===========    ===========

NET ASSETS:
  Class A ............................................  $100,556,597    $46,896,526     $47,043,361    $54,586,766    $53,490,344
  Class D ............................................  $  7,968,293    $   883,547     $ 2,677,748    $   762,678    $ 3,051,809

SHARES OF CAPITAL STOCK OUTSTANDING ($.001 par value):
  Class A ............................................    12,312,824      6,233,828       5,717,624      6,592,158      6,515,386
  Class D ............................................       976,129        117,562         324,753         92,140        371,425

NET ASSET VALUE PER SHARE:
  CLASS A ............................................         $8.17          $7.52           $8.23          $8.28          $8.21
  CLASS D ............................................         $8.16          $7.52           $8.25          $8.28          $8.22


----------
See Notes to Financial Statements.


                                                        MASSACHUSETTS     MICHIGAN         MINNESOTA       MISSOURI
                                                           SERIES          SERIES           SERIES          SERIES
                                                        ------------     ------------    ------------     -----------
ASSETS:
Investments, at value (see Portfolios of Investments):
  Long-term holdings .................................  $104,754,671     $138,455,953    $118,441,949     $48,209,998
  Short-term holdings ................................       200,000          600,000         800,000         500,000
                                                        ------------     ------------    ------------     -----------
                                                         104,954,671      139,055,953     119,241,949      48,709,998
Cash .................................................       142,097           62,937          81,499          89,748
Interest receivable ..................................     1,513,262        2,430,632       1,903,807         891,844
Expenses prepaid to shareholder service agent ........        13,462           17,692          16,154           6,153
Receivable for Capital Stock sold ....................         2,001          119,297          40,766              --
Receivable for securities sold .......................            --               --              --          40,500
Other ................................................         1,141            1,519           1,282             537
                                                        ------------     ------------    ------------     -----------
TOTAL ASSETS .........................................   106,626,634      141,688,030     121,285,457      49,738,780
                                                        ------------     ------------    ------------     -----------

LIABILITIES:
Dividends payable ....................................       182,939          251,707         215,118          84,846
Payable for Capital Stock repurchased ................       547,546           86,000          71,775          10,270
Payable for securities purchased .....................            --               --              --              --
Accrued expenses and other ...........................       121,926          150,696         142,659          73,503
                                                        ------------     ------------    ------------     -----------
TOTAL LIABILITIES ....................................       852,411          488,403         429,552         168,619
                                                        ------------     ------------    ------------     -----------
NET ASSETS ...........................................  $105,774,223     $141,199,627    $120,855,905     $49,570,161
                                                        ============     ============    ============     ===========

COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A ............................................  $     12,794     $     16,215    $     15,230     $     6,297
  Class D ............................................           294              310             271              81
Additional paid-in capital ...........................    98,611,717      132,470,882     114,329,810      46,922,780
Undistributed/accumulated net realized gain (loss) ...       244,581          274,583         446,848           2,348
Net unrealized appreciation of investments ...........     6,904,837        8,437,637       6,063,746       2,638,655
                                                        ------------     ------------    ------------     -----------
NET ASSETS ...........................................  $105,774,223     $141,199,627    $120,855,905     $49,570,161
                                                        ============     ============    ============     ===========

NET ASSETS:
  Class A ............................................  $103,399,661     $138,557,794    $118,743,178     $48,944,507
  Class D ............................................  $  2,374,562     $  2,641,833    $  2,112,727     $   625,654

SHARES OF CAPITAL STOCK OUTSTANDING ($.001 par value):
  Class A ............................................    12,793,834       16,215,028      15,230,222       6,297,041
  Class D ............................................       293,833          309,505         270,946          80,497

NET ASSET VALUE PER SHARE:
  CLASS A ............................................         $8.08            $8.55           $7.80           $7.77
  CLASS D ............................................         $8.08            $8.54           $7.80           $7.77



                                                          NEW YORK           OHIO          OREGON      SOUTH CAROLINA
                                                           SERIES           SERIES         SERIES          SERIES
                                                         -----------    ------------     -----------    ------------
ASSETS:
Investments, at value (see Portfolios of Investments):
  Long-term holdings .................................   $84,336,420    $144,025,119     $59,724,935    $107,120,298
  Short-term holdings ................................     1,400,000       5,000,000         300,000       2,300,000
                                                         -----------    ------------     -----------    ------------
                                                          85,736,420     149,025,119      60,024,935     109,420,298
Cash .................................................       150,477         151,513              --         126,753
Interest receivable ..................................     1,409,724       2,499,062       1,031,075       1,775,886
Expenses prepaid to shareholder service agent ........        10,769          18,462           8,077          13,846
Receivable for Capital Stock sold ....................     1,240,201          14,045          38,345         151,101
Receivable for securities sold .......................            --              --              --              --
Other ................................................           890           1,600           3,738           1,144
                                                         -----------    ------------     -----------    ------------
TOTAL ASSETS .........................................    88,548,481     151,709,801      61,106,170     111,489,028
                                                         -----------    ------------     -----------    ------------

LIABILITIES:
Dividends payable ....................................       152,675         270,287         105,372         192,273
Payable for Capital Stock repurchased ................        21,809         428,277          92,253         143,955
Payable for securities purchased .....................            --              --              --              --
Accrued expenses and other ...........................       106,287         164,995         173,233         129,100
                                                         -----------    ------------     -----------    ------------
TOTAL LIABILITIES ....................................       280,771         863,559         370,858         465,328
                                                         -----------    ------------     -----------    ------------
NET ASSETS ...........................................   $88,267,710    $150,846,242     $60,735,312    $111,023,700
                                                         ===========    ============     ===========    ============

COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A ............................................   $    10,311    $     18,387     $     7,320    $     12,774
  Class D ............................................           400             202             351             793
Additional paid-in capital ...........................    82,788,641     141,866,755      56,969,827     104,449,328
Undistributed/accumulated net realized gain (loss) ...        46,426          44,572         227,514          (9,841)
Net unrealized appreciation of investments ...........     5,421,932       8,916,326       3,530,300       6,570,646
                                                         -----------    ------------     -----------    ------------
NET ASSETS ...........................................   $88,267,710    $150,846,242     $60,735,312    $111,023,700
                                                         ===========    ============     ===========    ============

NET ASSETS:
  Class A ............................................   $84,970,666    $149,197,388     $57,957,413    $104,542,749
  Class D ............................................   $ 3,297,044    $  1,648,854     $ 2,777,899    $  6,480,951

SHARES OF CAPITAL STOCK OUTSTANDING ($.001 par value):
  Class A ............................................    10,310,987      18,386,874       7,319,611      12,774,100
  Class D ............................................       399,764         202,193         351,116         792,640

NET ASSET VALUE PER SHARE:
  CLASS A ............................................         $8.24           $8.11           $7.92           $8.18
  CLASS D ............................................         $8.25           $8.15           $7.91           $8.18


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 1999


                                                           NATIONAL       COLORADO         GEORGIA       LOUISIANA      MARYLAND
                                                            SERIES         SERIES          SERIES         SERIES         SERIES
                                                          ----------     ----------      ----------     ----------     ----------
INVESTMENT INCOME:
Interest ..............................................   $2,976,135     $1,281,721      $1,354,539     $1,561,672     $1,590,626
                                                          ----------     ----------      ----------     ----------     ----------
EXPENSES:
Management fees .......................................      268,589        118,094         126,769        140,962        143,774
Distribution and service fees .........................       81,071         26,216          39,040         30,036         44,054
Shareholder account services ..........................       72,575         33,043          37,646         37,785         42,550
Auditing and legal fees ...............................       16,042         14,039          11,350         12,692         14,158
Registration ..........................................       12,975          5,896           6,297          5,712          7,385
Shareholder reports and communications ................        7,443          5,256           8,711          8,018          6,545
Directors' fees and expenses ..........................        5,536          4,247           4,265          4,427          4,839
Custody and related services ..........................        4,890          8,136           3,483          7,035          4,687
Miscellaneous .........................................        2,259          1,369           1,418          1,524          1,708
                                                          ----------     ----------      ----------     ----------     ----------
TOTAL EXPENSES ........................................      471,380        216,296         238,979        248,191        269,700
                                                          ----------     ----------      ----------     ----------     ----------
NET INVESTMENT INCOME .................................    2,504,755      1,065,425       1,115,560      1,313,481      1,320,926
                                                          ----------     ----------      ----------     ----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ......................      110,075         95,990              --        137,525            688
Net change in unrealized appreciation of investments ..   (2,108,981)      (817,397)       (668,888)      (906,312)      (571,804)
                                                          ----------     ----------      ----------     ----------     ----------
NET LOSS ON INVESTMENTS ...............................   (1,998,906)      (721,407)       (668,888)      (768,787)      (571,116)
                                                          ----------     ----------      ----------     ----------     ----------
INCREASE IN NET ASSETS FROM OPERATIONS ................   $  505,849     $  344,018      $  446,672     $  544,694     $  749,810
                                                          ==========     ==========      ==========     ==========     ==========

----------
See Notes to Financial Statements.


                                                         MASSACHUSETTS      MICHIGAN       MINNESOTA        MISSOURI
                                                            SERIES           SERIES          SERIES          SERIES
                                                          ----------       ----------      ----------      ----------
INVESTMENT INCOME:
Interest ..............................................   $2,867,511       $3,896,784      $3,335,485      $1,316,653
                                                          ----------       ----------      ----------      ----------
EXPENSES:
Management fees .......................................      270,389          356,548         304,418         124,194
Distribution and service fees .........................       64,343           84,617          73,263          26,482
Shareholder account services ..........................       71,413           96,603          89,108          37,070
Auditing and legal fees ...............................       16,954           20,011          18,992          13,620
Registration ..........................................        3,828            4,352           5,909           5,591
Shareholder reports and communications ................        6,639            9,086           9,764           7,983
Directors' fees and expenses ..........................        5,244            5,440           5,361           4,272
Custody and related services ..........................       15,212           10,875          13,392           6,609
Miscellaneous .........................................        2,382            2,872           2,639           1,452
                                                          ----------       ----------      ----------      ----------
TOTAL EXPENSES ........................................      456,404          590,404         522,846         227,273
                                                          ----------       ----------      ----------      ----------
NET INVESTMENT INCOME .................................    2,411,107        3,306,380       2,812,639       1,089,380
                                                          ----------       ----------      ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ......................      540,284          409,565         459,408           9,141
Net change in unrealized appreciation of investments ..   (2,344,784)      (2,439,155)     (1,722,354)       (866,824)
                                                          ----------       ----------      ----------      ----------
NET LOSS ON INVESTMENTS ...............................   (1,804,500)      (2,029,590)     (1,262,946)       (857,683)
                                                          ----------       ----------      ----------      ----------
INCREASE IN NET ASSETS FROM OPERATIONS ................   $  606,607       $1,276,790      $1,549,693      $  231,697
                                                          ==========       ==========      ==========      ==========


                                                           NEW YORK          OHIO           OREGON      SOUTH CAROLINA
                                                            SERIES          SERIES          SERIES          SERIES
                                                          ----------      ----------      ----------      ----------
INVESTMENT INCOME:
Interest ..............................................   $2,320,199      $4,210,238      $1,602,431      $2,967,557
                                                          ----------      ----------      ----------      ----------
EXPENSES:
Management fees .......................................      217,605         379,582         151,261         276,584
Distribution and service fees .........................       57,067          83,683          43,455          83,452
Shareholder account services ..........................       55,672         100,456          43,375          76,525
Auditing and legal fees ...............................       13,994          20,675          15,121          16,823
Registration ..........................................        7,453           7,462           7,889           7,108
Shareholder reports and communications ................        8,805           8,495           6,876           8,665
Directors' fees and expenses ..........................        5,037           5,635           3,044           4,686
Custody and related services ..........................        4,449          10,682           7,697          12,608
Miscellaneous .........................................        1,948           3,062           1,582           2,325
                                                          ----------      ----------      ----------      ----------
TOTAL EXPENSES ........................................      372,030         619,732         280,300         488,776
                                                          ----------      ----------      ----------      ----------
NET INVESTMENT INCOME .................................    1,948,169       3,590,506       1,322,131       2,478,781
                                                          ----------      ----------      ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ......................       54,413          68,278         231,647         145,532
Net change in unrealized appreciation of investments ..   (1,598,135)     (2,278,558)       (824,508)     (1,950,699)
                                                          ----------      ----------      ----------      ----------
NET LOSS ON INVESTMENTS ...............................   (1,543,722)     (2,210,280)       (592,861)     (1,805,167)
                                                          ----------      ----------      ----------      ----------
INCREASE IN NET ASSETS FROM OPERATIONS ................   $  404,447      $1,380,226      $  729,270      $  673,614
                                                          ==========      ==========      ==========      ==========


                                                    NATIONAL SERIES               COLORADO SERIES               GEORGIA SERIES
                                             ----------------------------    --------------------------   -------------------------
                                               SIX MONTHS        YEAR         SIX MONTHS       YEAR        SIX MONTHS      YEAR
                                                 ENDED           ENDED          ENDED          ENDED         ENDED         ENDED
                                                3/31/99         9/30/98        3/31/99        9/30/98       3/31/99       9/30/98
                                             ------------    ------------    -----------    -----------   -----------   -----------
OPERATIONS:
Net investment income ....................   $  2,504,755    $  4,996,585    $ 1,065,425    $ 2,274,183   $ 1,115,560   $ 2,287,170
Net realized gain on investments .........        110,075       1,375,240         95,990      1,217,468            --       355,347
Net change in unrealized
  appreciation of investments ............     (2,108,981)      2,557,155       (817,397)       133,704      (668,888)    1,483,755
                                             ------------    ------------    -----------    -----------   -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS ...        505,849       8,928,980        344,018      3,625,355       446,672     4,126,272
                                             ------------    ------------    -----------    -----------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ...............................     (2,397,327)     (4,774,389)    (1,053,163)    (2,263,810)   (1,065,727)   (2,185,497)
   Class D ...............................       (107,428)       (222,196)       (12,262)       (10,373)      (49,833)     (101,673)
Net realized gain on investments:
   Class A ...............................             --              --             --             --      (256,931)     (187,062)
   Class D ...............................             --              --             --             --       (15,052)      (10,787)
                                             ------------    ------------    -----------    -----------   -----------   -----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS      (2,504,755)     (4,996,585)    (1,065,425)    (2,274,183)   (1,387,543)   (2,485,019)
                                             ------------    ------------    -----------    -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A ...............................      2,876,558       7,098,841        779,400      1,287,016     1,198,004     2,038,654
   Class D ...............................        783,176         929,650        312,810        143,429       424,248       918,990
Net asset value of shares issued in
   payment of dividends:
   Class A ...............................      1,325,925       2,620,048        593,794      1,265,360       697,527     1,422,482
   Class D ...............................         66,836         171,356          9,439          7,311        39,424        87,282
Exchanged from associated Funds:
   Class A ...............................      7,207,504       7,059,979      4,243,293      2,208,315       743,185       260,904
   Class D ...............................      4,203,451      16,952,120        318,471         40,000        38,798        53,323
Net asset value of shares issued in
   payment of gain distribution:
   Class A ...............................             --              --             --             --       200,164       145,261
   Class D ...............................             --              --             --             --        12,933         9,588
                                             ------------    ------------    -----------    -----------   -----------   -----------
Total ....................................     16,463,450      34,831,994      6,257,207      4,951,431     3,354,283     4,936,484
                                             ------------    ------------    -----------    -----------   -----------   -----------
Cost of shares repurchased:
   Class A ...............................     (3,441,400)     (9,998,684)    (1,784,955)    (7,569,275)   (3,070,713)   (6,905,867)
   Class D ...............................       (519,960)       (631,664)            --        (78,801)     (523,538)     (608,241)
Exchanged into associated Funds:
   Class A ...............................     (7,445,182)     (6,101,457)    (1,806,124)    (2,730,725)     (260,154)     (703,073)
   Class D ...............................     (3,834,475)    (12,491,491)       (91,807)       (14,735)      (71,184)     (381,284)
                                             ------------    ------------    -----------    -----------   -----------   -----------
Total ....................................    (15,241,017)    (29,223,296)    (3,682,886)   (10,393,536)   (3,925,589)   (8,598,465)
                                             ------------    ------------    -----------    -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS ........      1,222,433       5,608,698      2,574,321     (5,442,105)     (571,306)   (3,661,981)
                                             ------------    ------------    -----------    -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS ........       (776,473)      9,541,093      1,852,914     (4,090,933)   (1,512,177)   (2,020,728)
NET ASSETS:
Beginning of period ......................    109,301,363      99,760,270     45,927,159     50,018,092    51,233,286    53,254,014
                                             ------------    ------------    -----------    -----------   -----------   -----------
END OF PERIOD ............................   $108,524,890    $109,301,363    $47,780,073    $45,927,159   $49,721,109   $51,233,286
                                             ============    ============    ===========    ===========   ===========   ===========


----------
See Notes to Financial Statements.


                                                 LOUISIANA SERIES              MARYLAND SERIES
                                             -------------------------    --------------------------
                                              SIX MONTHS      YEAR         SIX MONTHS       YEAR
                                                ENDED         ENDED          ENDED          ENDED
                                               3/31/99       9/30/98        3/31/99        9/30/98
                                             -----------   -----------    -----------    -----------
OPERATIONS:
Net investment income ....................   $ 1,313,481   $ 2,755,599    $ 1,320,926    $ 2,639,840
Net realized gain on investments .........       137,525       750,930            688        183,975
Net change in unrealized
  appreciation of investments ............      (906,312)      904,770       (571,804)     1,341,557
                                             -----------   -----------    -----------    -----------
INCREASE IN NET ASSETS FROM OPERATIONS ...       544,694     4,411,299        749,810      4,165,372
                                             -----------   -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ...............................    (1,298,732)   (2,732,585)    (1,260,790)    (2,539,788)
   Class D ...............................       (14,749)      (23,014)       (60,136)      (100,052)
Net realized gain on investments:
   Class A ...............................      (742,225)      (95,055)      (184,646)      (307,098)
   Class D ...............................       (11,055)         (862)       (10,939)       (11,949)
                                             -----------   -----------    -----------    -----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS     (2,066,761)   (2,851,516)    (1,516,511)    (2,958,887)
                                             -----------   -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A ...............................       787,748     1,593,079      1,042,860      3,716,423
   Class D ...............................        49,990       275,183        312,781      1,423,657
Net asset value of shares issued in
   payment of dividends:
   Class A ...............................       643,637     1,366,881        750,294      1,496,930
   Class D ...............................        10,353        16,878         52,344         78,222
Exchanged from associated Funds:
   Class A ...............................        35,505        29,131        121,573        294,333
   Class D ...............................        12,220        45,621         45,272         16,794
Net asset value of shares issued in
   payment of gain distribution:
   Class A ...............................       490,938        64,975        138,396        225,691
   Class D ...............................         7,862           692         10,428         10,991
                                             -----------   -----------    -----------    -----------
Total ....................................     2,038,253     3,392,440      2,473,948      7,263,041
                                             -----------   -----------    -----------    -----------
Cost of shares repurchased:
   Class A ...............................    (2,135,385)   (4,220,025)    (2,629,218)    (4,254,611)
   Class D ...............................      (133,532)      (28,622)      (432,474)      (521,910)
Exchanged into associated Funds:
   Class A ...............................       (42,477)     (266,535)      (100,235)      (282,486)
   Class D ...............................            --            --        (21,780)        (3,461)
                                             -----------   -----------    -----------    -----------
Total ....................................    (2,311,394)   (4,515,182)    (3,183,707)    (5,062,468)
                                             -----------   -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS ........      (273,141)   (1,122,742)      (709,759)     2,200,573
                                             -----------   -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS ........    (1,795,208)      437,041     (1,476,460)     3,407,058
NET ASSETS:
Beginning of period ......................    57,144,652    56,707,611     58,018,613     54,611,555
                                             -----------   -----------    -----------    -----------
END OF PERIOD ............................   $55,349,444   $57,144,652    $56,542,153    $58,018,613
                                             ===========   ===========    ===========    ===========



                                                MASSACHUSETTS SERIES              MICHIGAN SERIES
                                             ---------------------------    ---------------------------
                                               SIX MONTHS      YEAR          SIX MONTHS       YEAR
                                                 ENDED         ENDED           ENDED          ENDED
                                                3/31/99       9/30/98         3/31/99        9/30/98
                                             ------------   ------------    ------------   ------------
OPERATIONS:
Net investment income ....................   $  2,411,107   $  5,151,550    $  3,306,380   $  6,920,269
Net realized gain on investments .........        540,284        360,413         409,565      2,466,720
Net change in unrealized
  appreciation of investments ............     (2,344,784)     4,686,395      (2,439,155)     2,641,464
                                             ------------   ------------    ------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS ...        606,607     10,198,358       1,276,790     12,028,453
                                             ------------   ------------    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ...............................     (2,379,234)    (5,099,272)     (3,263,836)    (6,853,272)
   Class D ...............................        (31,873)       (52,278)        (42,544)       (66,997)
Net realized gain on investments:
   Class A ...............................       (643,189)    (1,288,484)     (2,565,404)    (1,235,329)
   Class D ...............................         (9,341)       (14,760)        (38,013)       (15,651)
                                             ------------   ------------    ------------   ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS      (3,063,637)    (6,454,794)     (5,909,797)    (8,171,249)
                                             ------------   ------------    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A ...............................      2,046,906      2,426,260       3,153,256      4,780,685
   Class D ...............................        997,638        392,038         678,378        325,385
Net asset value of shares issued in
   payment of dividends:
   Class A ...............................      1,389,237      3,066,637       1,959,419      4,190,240
   Class D ...............................         15,131         22,770          30,046         50,303
Exchanged from associated Funds:
   Class A ...............................      9,593,018     10,859,223         298,172      2,928,969
   Class D ...............................        158,159        116,384         298,535        106,164
Net asset value of shares issued in
   payment of gain distribution:
   Class A ...............................        460,197        951,011       1,897,325        911,174
   Class D ...............................          5,256          7,293          32,823         14,084
                                             ------------   ------------    ------------   ------------
Total ....................................     14,665,542     17,841,616       8,347,954     13,307,004
                                             ------------   ------------    ------------   ------------
Cost of shares repurchased:
   Class A ...............................     (4,391,072)    (9,987,117)     (7,314,994)   (12,531,450)
   Class D ...............................       (234,172)      (361,116)       (169,380)      (479,641)
Exchanged into associated Funds:
   Class A ...............................    (12,605,161)   (11,696,486)     (1,033,263)    (3,299,610)
   Class D ...............................             --             --              --        (66,539)
                                             ------------   ------------    ------------   ------------
Total ....................................    (17,230,405)   (22,044,719)     (8,517,637)   (16,377,240)
                                             ------------   ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS ........     (2,564,863)    (4,203,103)       (169,683)    (3,070,236)
                                             ------------   ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS ........     (5,021,893)      (459,539)     (4,802,690)       786,968
NET ASSETS:
Beginning of period ......................    110,796,116    111,255,655     146,002,317    145,215,349
                                             ------------   ------------    ------------   ------------
END OF PERIOD ............................   $105,774,223   $110,796,116    $141,199,627   $146,002,317
                                             ============   ============    ============   ============



                                                   MINNESOTA SERIES             MISSOURI SERIES             NEW YORK SERIES
                                             ---------------------------   -------------------------   -------------------------
                                               SIX MONTHS       YEAR        SIX MONTHS      YEAR        SIX MONTHS      YEAR
                                                 ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                                                3/31/99        9/30/98       3/31/99       9/30/98       3/31/99       9/30/98
                                             ------------   ------------   -----------   -----------   -----------   -----------
OPERATIONS:
Net investment income .....................  $  2,812,639   $  5,966,394   $ 1,089,380   $ 2,391,647   $ 1,948,169   $ 4,037,530
Net realized gain on investments ..........       459,408      2,326,890         9,141       792,748        54,413     2,733,067
Net change in unrealized
  appreciation of investments .............    (1,722,354)       714,989      (866,824)      984,919    (1,598,135)    1,350,015
                                             ------------   ------------   -----------   -----------   -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS ....     1,549,693      9,008,273       231,697     4,169,314       404,447     8,120,612
                                             ------------   ------------   -----------   -----------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income:
   Class A ................................    (2,772,106)    (5,891,605)   (1,081,205)   (2,377,089)   (1,901,114)   (3,969,021)
   Class D ................................       (40,533)       (74,789)       (8,175)      (14,558)      (47,055)      (68,509)
Net realized gain on investments:
   Class A ................................    (1,489,186)      (139,563)     (736,677)     (437,159)   (2,031,676)     (837,486)
   Class D ................................       (27,145)        (2,075)       (6,599)       (3,680)      (55,062)      (15,723)
                                             ------------   ------------   -----------   -----------   -----------   -----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS .    (4,328,970)    (6,108,032)   (1,832,656)   (2,832,486)   (4,034,907)   (4,890,739)
                                             ------------   ------------   -----------   -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A ................................     1,888,210      3,759,777       789,364     1,518,510     4,771,815     3,404,935
   Class D ................................       233,422        583,305       201,000        79,605       701,387       541,566
Net asset value of shares issued in
   payment of dividends:
   Class A ................................     1,831,820      3,934,003       545,898     1,135,261     1,140,408     2,342,732
   Class D ................................        23,109         42,082         7,101        12,480        35,990        49,242
Exchanged from associated Funds:
   Class A ................................       516,786        373,852       302,917       223,404     2,415,310     3,247,626
   Class D ................................       192,572        132,637        23,606            --       493,526       109,289
Net asset value of shares issued in
   payment of gain distribution:
   Class A ................................     1,196,281        112,803       486,691       281,752     1,630,608       666,270
   Class D ................................        20,449          1,581         6,011         2,904        47,092        12,694
                                             ------------   ------------   -----------   -----------   -----------   -----------
Total .....................................     5,902,649      8,940,040     2,362,588     3,253,916    11,236,136    10,374,354
                                             ------------   ------------   -----------   -----------   -----------   -----------
Cost of shares repurchased:
   Class A ................................    (5,151,608)   (10,246,157)   (1,487,534)   (6,778,544)   (2,805,417)   (8,149,245)
   Class D ................................      (409,813)      (199,128)       (2,607)     (162,241)      (51,450)     (152,914)
Exchanged into associated Funds:
   Class A ................................      (182,556)    (1,084,969)      (56,301)     (522,272)   (3,477,641)   (3,375,173)
   Class D ................................            --       (306,816)      (12,439)           --        (7,041)      (22,942)
                                             ------------   ------------   -----------   -----------   -----------   -----------
Total .....................................    (5,743,977)   (11,837,070)   (1,558,881)   (7,463,057)   (6,341,549)  (11,700,274)
                                             ------------   ------------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS .........       158,672     (2,897,030)      803,707    (4,209,141)    4,894,587    (1,325,920)
                                             ------------   ------------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS .........    (2,620,605)         3,211      (797,252)   (2,872,313)    1,264,127     1,903,953
NET ASSETS:
Beginning of period .......................   123,476,510    123,473,299    50,367,413    53,239,726    87,003,583    85,099,630
                                             ------------   ------------   -----------   -----------   -----------   -----------
END OF PERIOD .............................  $120,855,905   $123,476,510   $49,570,161   $50,367,413   $88,267,710   $87,003,583
                                             ============   ============   ===========   ===========   ===========   ===========

----------
See Notes to Financial Statements.


                                                      OHIO SERIES                OREGON SERIES            SOUTH CAROLINA SERIES
                                             ---------------------------   -------------------------   ---------------------------
                                               SIX MONTHS      YEAR         SIX MONTHS      YEAR        SIX MONTHS       YEAR
                                                 ENDED         ENDED          ENDED         ENDED         ENDED          ENDED
                                                3/31/99       9/30/98        3/31/99       9/30/98       3/31/99        9/30/98
                                             ------------   ------------   -----------   -----------   ------------   ------------
OPERATIONS:
Net investment income .....................  $  3,590,506   $  7,551,775   $ 1,322,131   $ 2,628,729   $  2,478,781   $  5,074,598
Net realized gain on investments ..........        68,278      3,398,423       231,647       375,535        145,532      1,214,196
Net change in unrealized
  appreciation of investments .............    (2,278,558)     1,953,712      (824,508)    1,637,046     (1,950,699)     2,638,545
                                             ------------   ------------   -----------   -----------   ------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS ....     1,380,226     12,903,910       729,270     4,641,310        673,614      8,927,339
                                             ------------   ------------   -----------   -----------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income:
   Class A ................................    (3,565,746)    (7,504,421)   (1,275,324)   (2,555,801)    (2,374,477)    (4,905,709)
   Class D ................................       (24,760)       (47,354)      (46,807)      (72,928)      (104,304)      (168,889)
Net realized gain on investments:
   Class A ................................    (2,412,770)    (2,017,799)     (359,284)     (700,268)      (835,120)      (905,320)
   Class D ................................       (18,170)       (15,589)      (16,245)      (21,792)       (44,640)       (34,538)
                                             ------------   ------------   -----------   -----------   ------------   ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS .    (6,021,446)    (9,585,163)   (1,697,660)   (3,350,789)    (3,358,541)    (6,014,456)
                                             ------------   ------------   -----------   -----------   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A ................................     1,542,015      3,716,543     3,434,589     4,579,085      3,856,980     10,736,862
   Class D ................................       596,196        208,265       243,306       912,518      1,195,316      2,250,161
Net asset value of shares issued in
   payment of dividends:
   Class A ................................     2,171,848      4,618,664       797,476     1,588,261      1,337,509      2,804,800
   Class D ................................        19,705         40,700        31,349        56,847         73,618        133,057
Exchanged from associated Funds:
   Class A ................................       677,093        404,291       794,384       120,904        234,475        452,032
   Class D ................................       225,056         70,396        69,512        47,138         61,237         52,119
Net asset value of shares issued in
   payment of gain distribution:
   Class A ................................     1,820,544      1,532,501       281,167       536,993        661,343        698,627
   Class D ................................        15,630         13,962        11,943        18,047         38,926         31,538
                                             ------------   ------------   -----------   -----------   ------------   ------------
Total .....................................     7,068,087     10,605,322     5,663,726     7,859,793      7,459,404     17,159,196
                                             ------------   ------------   -----------   -----------   ------------   ------------
Cost of shares repurchased:
   Class A ................................    (5,311,811)   (13,102,427)   (2,857,549)   (5,263,365)    (5,088,140)   (10,837,647)
   Class D ................................      (125,239)      (395,804)     (184,984)     (103,120)      (310,853)      (605,605)
Exchanged into associated Funds:
   Class A ................................      (223,276)    (1,758,230)   (1,168,327)     (437,002)      (240,671)    (1,330,837)
   Class D ................................      (149,792)       (17,309)         (690)      (12,598)       (33,134)       (57,130)
                                             ------------   ------------   -----------   -----------   ------------   ------------
Total .....................................    (5,810,118)   (15,273,770)   (4,211,550)   (5,816,085)    (5,672,798)   (12,831,219)
                                             ------------   ------------   -----------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS .........     1,257,969     (4,668,448)    1,452,176     2,043,708      1,786,606      4,327,977
                                             ------------   ------------   -----------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS .........    (3,383,251)    (1,349,701)      483,786     3,334,229       (898,321)     7,240,860
NET ASSETS:
Beginning of period .......................   154,229,493    155,579,194    60,251,526    56,917,297    111,922,021    104,681,161
                                             ------------   ------------   -----------   -----------   ------------   ------------
END OF PERIOD .............................  $150,846,242   $154,229,493   $60,735,312   $60,251,526   $111,023,700   $111,922,021
                                             ============   ============   ===========   ===========   ============   ============

NOTES TO FINANCIAL STATEMENTS

1. MULTIPLE CLASSES OF SHARES -- Seligman Municipal Fund Series, Inc. (the "Fund") consists of 13 separate series: the "National Series," the "Colorado Series," the "Georgia Series," the "Louisiana Series," the "Maryland Series," the "Massachusetts Series," the "Michigan Series," the "Minnesota Series," the "Missouri Series," the "New York Series," the "Ohio Series," the "Oregon Series," and the "South Carolina Series." Each Series of the Fund offers two classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC of 1% imposed on redemptions made within one year of purchase. The two classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

A. SECURITY VALUATION -- All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

B. FEDERAL TAXES -- There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

D. MULTIPLE CLASS ALLOCATIONS -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 1999, distribution and service fees were the only class-specific expenses.

E. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

3. PURCHASES AND SALES OF SECURITIES -- Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1999, were as follows:

   SERIES                  PURCHASES                 SALES
--------------           -------------          --------------
National                   $3,890,520             $2,879,200
Colorado                    2,662,223              1,141,160
Georgia                            --                     --
Louisiana                   4,677,643              2,932,525
Maryland                      975,380                 35,600
Massachusetts               4,683,435              6,618,930
Michigan                    5,130,253              8,498,693
Minnesota                   5,571,758              7,152,638
Missouri                    1,000,000                721,350
New York                    4,021,920              3,884,200
Ohio                        1,006,780              5,880,999
Oregon                      6,191,915              3,999,491
South Carolina              1,598,265              1,787,700

NOTES TO FINANCIAL STATEMENTS

     At March 31, 1999, each Series' cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

                             TOTAL                   TOTAL
                          UNREALIZED              UNREALIZED
   SERIES                APPRECIATION            DEPRECIATION

-------------          -----------------      -----------------
National                  $5,696,542              $ 54,420
Colorado                   2,464,302                20,870
Georgia                    3,931,209                    --
Louisiana                  3,391,796                29,140
Maryland                   3,852,645                 1,400
Massachusetts              6,904,837                    --
Michigan                   8,645,585               207,948
Minnesota                  6,132,918                69,172
Missouri                   2,650,470                11,815
New York                   5,459,612                37,680
Ohio                       8,927,750                11,424
Oregon                     3,559,420                29,120
South Carolina             6,570,646                    --

4. MANAGEMENT FEE, DISTRIBUTION SERVICES, AND OTHER TRANSACTIONS -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager's fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Series' average daily net assets.

    Seligman Advisors, Inc. (the "Distributor"), agent for the distribution of each Series' shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A shares:

                          DISTRIBUTOR               DEALER
   SERIES                 CONCESSIONS             COMMISSIONS
--------------         -----------------       -----------------
National                    $ 4,492                $34,312
Colorado                      4,002                 29,104
Georgia                       5,464                 41,746
Louisiana                     3,734                 27,613
Maryland                      5,187                 39,854
Massachusetts                10,102                 65,965
Michigan                      8,845                 65,656
Minnesota                     8,678                 62,576
Missouri                      3,615                 27,006
New York                      5,485                 40,673
Ohio                          6,775                 47,648
Oregon                       10,173                 76,014
South Carolina               11,800                 85,735

    The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. For the six months ended March 31, 1999, the Distributor charged such fees to the Fund pursuant to the Plan as follows:

                          TOTAL FEES             % OF AVERAGE
   SERIES                    PAID                 NET ASSETS
--------------           -------------          ---------------
NATIONAL                   $52,918                   .10%
Colorado                    22,830                   .10
Georgia                     25,006                   .10
Louisiana                   26,115                   .09
Maryland                    27,997                   .10
Massachusetts               55,441                   .10
Michigan                    73,290                   .10
Minnesota                   62,418                   .10
Missouri                    24,142                   .10
New York                    44,024                   .10
Ohio                        77,222                   .10
Oregon                      30,123                   .10
South Carolina              54,735                   .10

    Under the Plan, with respect to Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the six months ended March 31, 1999, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class D shares were as follows:

   SERIES                            SERIES
--------------                    -------------
National            $28,153       Minnesota            $10,845
Colorado              3,386       Missouri               2,340
Georgia              14,034       New York              13,043
Louisiana             3,921       Ohio                   6,461
Maryland             16,057       Oregon                13,332
Massachusetts         8,902       South Carolina        28,717
Michigan             11,327

NOTES TO FINANCIAL STATEMENTS

The Distributor is entitled to retain any CDSC imposed on redemptions of Class D shares occurring within one year after purchase and on certain redemptions of Class A shares occurring within 18 months of purchase. For the six months ended March31, 1999, such charges were as follows:

   SERIES                            SERIES
-------------                     -------------
National              $ 804       Missouri                $ 21
Georgia               1,271       New York                 317
Maryland                635       Ohio                     258
Massachusetts           192       Oregon                   416
Michigan                 54       South Carolina           331

    Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 1999, Seligman Services, Inc. received commissions from the sale of shares of each Series and distribution and service fees pursuant to the Plan, as follows:

                                             DISTRIBUTION AND
   SERIES                 COMMISSIONS          SERVICE FEES
--------------          ---------------     -------------------
National                     $ 320                 $4,356
Colorado                       571                  1,357
Georgia                        108                    496
Louisiana                      272                    594
Maryland                       404                    758
Massachusetts                  476                  1,108
Michigan                       962                  1,587
Minnesota                       --                  1,273
Missouri                        --                  1,637
New York                       405                  7,069
Ohio                            89                  2,210
Oregon                         177                    883
South Carolina               1,960                  3,174

    Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

   SERIES                            SERIES
-------------                     ------------
National            $72,575       Minnesota           $ 89,108
Colorado             33,043       Missouri              37,070
Georgia              37,646       New York              55,672
Louisiana            37,785       Ohio                 100,456
Maryland             42,550       Oregon                43,375
Massachusetts        71,413       South Carolina        76,525
Michigan             96,603

    Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

    The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings accrued thereon is included in directors' fees and expenses, and the accumulated balances thereof at March 31, 1999, are included in other liabilities as follows:

  SERIES                             SERIES
------------                      -------------
National            $17,260       Minnesota            $14,879
Colorado             11,052       Missouri              11,063
Georgia              10,420       New York              14,752
Louisiana            11,956       Ohio                  14,980
Maryland             11,951       Oregon                10,906
Massachusetts        14,831       South Carolina        10,595
Michigan             14,476

5. COMMITTED LINE OF CREDIT -- Effective July 1, 1998, the Fund entered into a joint $800 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. Each Series' borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.08% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires one year from the date of the agreement but is renewable with the consent of the participating banks. To date, the Fund has not borrowed from the credit facility.

6. CAPITAL LOSS CARRYFORWARD -- At September 30, 1998, the National and Colorado Series had net capital loss carryforwards for federal income tax purposes of $1,559,215 and $115,843, respectively, which are available for offset against future taxable net capital gains, expiring in various amounts through 2005. Accordingly, no capital gain distributions are expected to be paid to shareholders of the National and Colorado Series until net capital gains have been realized in excess of the available capital loss carryforwards.

NOTES TO FINANCIAL STATEMENTS

7. CAPITAL STOCK TRANSACTIONS -- The Fund has 1,300,000,000 shares of Capital Stock authorized. At March 31, 1999, 100,000,000 shares were authorized for each Series of the Fund. Transactions in shares of Capital Stock were as follows:


                                     NATIONAL SERIES          COLORADO SERIES          GEORGIA SERIES          LOUISIANA SERIES
                                ------------------------ ------------------------ ------------------------ ------------------------
                                 SIX MONTHS     YEAR      SIX MONTHS     YEAR      SIX MONTHS     YEAR      SIX MONTHS     YEAR
                                    ENDED       ENDED        ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                   3/31/99     9/30/98      3/31/99     9/30/98      3/31/99     9/30/98      3/31/99     9/30/98
                                ------------ ----------- ------------ ----------- ------------ ----------- ------------ -----------
Sales of shares:
  Class A ......................    348,974     873,287      102,918     171,756      144,600     248,416       94,118    191,119
  Class D ......................     95,186     114,176       41,316      19,107       51,067     111,889        6,000     32,909
Shares issued in payment
  of dividends:
  Class A ......................    161,032     321,523       78,319     168,624       84,168     173,232       76,968    163,549
  Class D ......................      8,129      21,003        1,247         974        4,746      10,608        1,238      2,019
Exchanged from associated
  Funds:
  Class A ......................    872,466     865,763      559,067     294,638       89,829      31,751        4,240      3,509
  Class D ......................    511,643   2,093,008       41,999       5,319        4,650       6,394        1,465      5,444
Shares issued in payment
  of gain distributions:
  Class A ......................         --          --           --          --       24,233      17,956       58,865      7,857
  Class D ......................         --          --           --          --        1,562       1,182          944         84
                                  ---------   ---------    ---------   ---------    ---------   ---------     --------   --------
Total ..........................  1,997,430   4,288,760      824,866     660,418      404,855     601,428      243,838    406,490
                                  ---------   ---------    ---------   ---------     --------   ---------     --------   --------
Shares repurchased:
  Class A ......................   (418,672) (1,226,722)    (235,921) (1,009,933)    (370,619)   (844,100)    (256,140)  (505,091)
  Class D ......................    (63,192)    (77,574)          --     (10,459)     (63,143)    (73,925)     (15,974)    (3,426)
Exchanged into associated
  Funds:
  Class A ......................   (906,141)   (747,805)    (238,574)   (363,810)     (31,508)    (86,018)      (5,117)   (31,881)
  Class D ......................   (464,782) (1,545,820)     (12,080)     (1,959)      (8,583)    (46,291)          --         --
                                  ---------   ---------    ---------   ---------     --------   ---------     --------   --------
Total .......................... (1,852,787) (3,597,921)    (486,575) (1,386,161)    (473,853) (1,050,334)    (277,231)  (540,398)
                                  ---------   ---------    ---------   ---------    ---------   ---------     --------   --------
Increase (decrease) in shares ..    144,643     690,839      338,291    (725,743)     (68,998)   (448,906)     (33,393)  (133,908)
                                  =========   =========    =========   =========     ========   =========     ========   ========




                                     MARYLAND SERIES       MASSACHUSETTS SERIES        MICHIGAN SERIES         MINNESOTA SERIES
                                ------------------------ ------------------------ ------------------------ ------------------------
                                 SIX MONTHS     YEAR      SIX MONTHS     YEAR      SIX MONTHS     YEAR      SIX MONTHS     YEAR
                                    ENDED       ENDED        ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                   3/31/99     9/30/98      3/31/99     9/30/98      3/31/99     9/30/98      3/31/99     9/30/98
                                ------------ ----------- ------------ ----------- ------------ ----------- ------------ -----------
Sales of shares:
  Class A ......................    126,186     452,967      251,371     301,803      367,020     552,545      240,449    480,210
  Class D ......................     37,910     173,585      123,019      48,564       78,956      37,739       29,799     74,514
Shares issued in payment
  of dividends:
  Class A ......................     90,903     182,716      170,493     381,287      226,980     484,322      233,082    502,233
  Class D ......................      6,337       9,536        1,858       2,830        3,488       5,822        2,941      5,371
Exchanged from associated
  Funds:
  Class A ......................     14,712      35,858    1,176,196   1,354,117       34,263     339,541       65,699     47,797
  Class D ......................      5,472       2,043       19,490      14,321       34,117      12,157       24,259     16,965
Shares issued in payment
  of gain distributions:
  Class A ......................     16,816      27,829       56,744     120,229      221,133     106,820      153,173     14,480
  Class D ......................      1,266       1,354          648         923        3,830       1,653        2,614        203
                                  ---------    --------    ---------   ---------     --------   ---------     --------  ---------
Total ..........................    299,602     885,888    1,799,819   2,224,074      969,787   1,540,599      752,016  1,141,773
                                   --------    --------    ---------   ---------     --------   ---------     --------  ---------
Shares repurchased:
  Class A ......................   (318,699)   (519,240)    (539,123) (1,241,182)    (848,134) (1,447,886)    (655,459)(1,308,615)
  Class D ......................    (52,509)    (63,527)     (28,832)    (44,816)     (19,765)    (55,636)     (52,235)   (25,476)
Exchanged into associated
  Funds:
  Class A ......................    (12,187)    (34,518)  (1,549,374) (1,454,254)    (118,976)   (382,652)     (23,311)  (138,742)
  Class D ......................     (2,650)       (423)          --          --           --      (7,657)          --    (38,924)
                                   --------    --------    ---------   ---------     --------   ---------     --------  ---------
Total ..........................   (386,045)   (617,708)  (2,117,329) (2,740,252)    (986,875) (1,893,831)    (731,005)(1,511,757)
                                  ---------    --------    ---------   ---------     --------   ---------     --------  ---------
Increase (decrease) in shares ..    (86,443)    268,180     (317,510)   (516,178)     (17,088)   (353,232)      21,011   (369,984)
                                   ========    ========    =========   =========     ========   =========     ========  =========

NOTES TO FINANCIAL STATEMENTS


                                   MISSOURI SERIES          NEW YORK SERIES            OHIO SERIES             OREGON SERIES
                                ------------------------ ------------------------ ------------------------ ------------------------
                                  SIX MONTHS    YEAR       SIX MONTHS    YEAR      SIX MONTHS     YEAR       SIX MONTHS    YEAR
                                    ENDED       ENDED        ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                   3/31/99     9/30/98      3/31/99     9/30/98      3/31/99     9/30/98      3/31/99     9/30/98
                                ------------------------ ------------ ----------- ------------ ----------- ------------ -----------
Sales of shares:
  Class A ......................    100,686     192,882      574,951     409,090      188,190     453,643      432,247    578,820
  Class D ......................     25,696      10,178       84,600      64,754       72,872      25,288       30,675    115,620
Shares issued in payment
  of dividends:
  Class A ......................     69,523     144,574      136,720     280,689      265,323     563,375      100,210    201,391
  Class D ......................        905       1,589        4,314       5,891        2,396       4,941        3,942      7,211
Exchanged from associated
  Funds:
  Class A ......................     38,285      28,380      290,682     389,085       82,467      49,472      100,018     15,314
  Class D ......................      2,979          --       58,629      12,843       27,382       8,543        8,729      5,944
Shares issued in payment
  of gain distributions:
  Class A ......................     62,316      36,308      196,696      81,252      223,380     189,198       35,501     69,111
  Class D ......................        770         374        5,681       1,546        1,911       1,715        1,508      2,326
                                   --------    --------    ---------   ---------     --------   ---------     --------   --------
Total ..........................    301,160     414,285    1,352,273   1,245,150      863,921   1,296,175      712,830    995,737
                                   --------    --------    ---------   ---------     --------   ---------     --------   --------
Shares repurchased:
  Class A ......................   (189,592)   (861,837)    (337,306)   (974,859)    (649,067) (1,599,143)    (359,864)  (666,927)
  Class D ......................       (329)    (20,769)      (6,170)    (18,301)     (15,249)    (48,136)     (23,271)   (13,128)
Exchanged into associated
  Funds:
  Class A ......................     (7,174)    (66,519)    (417,437)   (404,227)     (27,329)   (214,380)    (147,191)   (55,368)
  Class D ......................     (1,561)         --         (848)     (2,738)     (18,379)     (2,092)         (87)    (1,600)
                                   --------    --------    ---------   ---------     --------   ---------     --------   --------
Total ..........................   (198,656)   (949,125)    (761,761) (1,400,125)    (710,024) (1,863,751)    (530,413)  (737,023)
                                   --------    --------    ---------   ---------     --------   ---------     --------   --------
Increase (decrease) in shares ..    102,504    (534,840)     590,512    (154,975)     153,897    (567,576)     182,417    258,714
                                   ========    ========    =========   =========     ========   =========     ========   ========


                                     SOUTH CAROLINA
                                -------------------------
                                 SIX MONTHS     YEAR
                                    ENDED       ENDED
                                   3/31/99     9/30/98
                                ------------ ------------
Sales of shares:
  Class A                           467,298   1,307,029
  Class D                           145,508     273,163
Shares issued in payment
  of dividends:
  Class A                           161,946     341,280
  Class D                             8,923      16,202
Exchanged from associated
  Funds:
  Class A                            28,320      54,738
  Class D                             7,434       6,370
Shares issued in payment
  of gain distributions:
  Class A                            80,358      86,250
  Class D                             4,735       3,898
                                   --------   ---------

Total                               904,522   2,088,930
                                   --------   ---------
Shares repurchased:
  Class A                          (616,633) (1,319,559)
  Class D                           (37,768)    (73,888)
Exchanged into associated
  Funds:
  Class A                           (29,133)   (162,725)
  Class D                            (4,022)     (6,993)
                                   --------   ---------
Total                              (687,556) (1,563,165)
                                   --------   ---------
Increase in shares                  216,966     525,765
                                   ========   =========

FINANCIAL HIGHLIGHTS

   The tables below are intended to help you understand the financial performance of each Class of each Series for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any sales charges, and are not annualized for periods of less than one year.

NATIONAL SERIES

                                                                                         CLASS A
                                                          ---------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                   YEAR ENDED SEPTEMBER 30,
                                                                        -------------------------------------------------------
                                                            3/31/99     1998       1997        1996        1995       1994
                                                           ---------    -----      -----       -----       -----      -----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.32       $8.01      $7.70       $7.58       $7.18      $8.72
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.19        0.39       0.39        0.40        0.40       0.41
Net realized and unrealized gain (loss)
  on investments ....................................       (0.15)       0.31       0.31        0.12        0.40      (1.04)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.04        0.70       0.70        0.52        0.80      (0.63)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.19)      (0.39)     (0.39)      (0.40)      (0.40)     (0.41)
Distributions from net realized capital gain ........          --          --         --          --          --      (0.50)
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.19)      (0.39)     (0.39)      (0.40)      (0.40)     (0.91)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.17       $8.32      $8.01       $7.70       $7.58      $7.18
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.51%       9.00%      9.40%       6.97%      11.48%     (7.83)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............     $100,557    $101,909    $97,481     $98,767    $104,184    $111,374
Ratio of expenses to average net assets .............        0.83%+      0.80%      0.84%       0.80%       0.86%       0.85%
Ratio of net income to average net assets ...........        4.71%+      4.82%      5.05%       5.19%       5.46%       5.30%
Portfolio turnover rate .............................        2.76%      18.00%     20.63%      33.99%      24.91%      24.86%


                                                                                           CLASS D
                                                           ---------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED             YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        ---------------------------------------        TO
                                                            3/31/99     1998       1997        1996        1995      9/30/94
                                                           ---------    ----       ----        ----        ----      -------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.31       $8.02      $7.70       $7.57       $7.18      $8.20
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.16        0.32       0.32        0.33        0.32       0.22
Net realized and unrealized gain (loss)
  on investments ....................................       (0.15)       0.29       0.32        0.13        0.39      (1.02)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.01        0.61       0.64        0.46        0.71      (0.80)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.16)      (0.32)     (0.32)      (0.33)      (0.32)     (0.22)
Distributions from net realized capital gain ........          --          --         --          --          --          --
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.16)      (0.32)     (0.32)      (0.33)      (0.32)     (0.22)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.16       $8.31      $8.02       $7.70       $7.57      $7.18
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.08%       7.76%      8.56%       6.13%      10.17%      (9.96)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............       $7,968      $7,392     $2,279      $4,826      $1,215        $446
Ratio of expenses to average net assets .............        1.73%+      1.71%      1.75%       1.67%       1.95%       1.76%+
Ratio of net income to average net assets ...........        3.81%+      3.91%      4.15%       4.27%       4.40%       4.37%+
Portfolio turnover rate .............................        2.76%      18.00%     20.63%      33.99%      24.91%       24.86%++


-------------------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

COLORADO SERIES

                                                                                         CLASS A
                                                          ----------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                   YEAR ENDED SEPTEMBER 30,
                                                                         -------------------------------------------------------
                                                            3/31/99     1998        1997       1996        1995       1994
                                                           ---------    ----        ----       ----        ----       ----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $7.64       $7.42      $7.27       $7.30       $7.09      $7.76
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.17        0.36       0.37        0.37        0.38       0.37
Net realized and unrealized gain (loss)
  on investments ....................................       (0.12)       0.22       0.15       (0.03)       0.21      (0.59)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.05        0.58       0.52        0.34        0.59      (0.22)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.17)      (0.36)     (0.37)      (0.37)      (0.38)     (0.37)
Distributions from net realized capital gain ........           --         --         --          --          --      (0.08)
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.17)      (0.36)     (0.37)      (0.37)      (0.38)     (0.45)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $7.52       $7.64      $7.42       $7.27       $7.30      $7.09
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.65%       8.03%      7.30%       4.76%       8.56%     (2.92)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............       $46,896     $45,583    $49,780     $52,295     $54,858     $58,197
Ratio of expenses to average net assets .............        0.90%+      0.90%      0.90%       0.85%       0.93%      0.86%
Ratio of net income to average net assets ...........        4.52%+      4.80%      5.01%       5.07%       5.31%      5.06%
Portfolio turnover rate .............................        2.55%      28.66%      3.99%      12.39%      14.70%     10.07%



                                                                                         CLASS D
                                                           --------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED             YEAR ENDED SEPTEMBER 30,             2/1/94**
                                                                        ----------------------------------------       TO
                                                            3/31/99     1998       1997        1996        1995     9/30/94
                                                           ---------    -----      -----       -----       -----   ----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $7.63       $7.42      $7.27       $7.29       $7.09      $7.72
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.14        0.29       0.30        0.31        0.30       0.20
Net realized and unrealized gain (loss)
  on investments ....................................       (0.11)       0.21       0.15       (0.02)       0.20      (0.63)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.03        0.50       0.45        0.29        0.50      (0.43)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.14)      (0.29)     (0.30)      (0.31)      (0.30)     (0.20)
Distributions from net realized capital gain ........           --        --          --          --          --         --
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.14)      (0.29)     (0.30)      (0.31)      (0.30)     (0.20)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $7.52       $7.63      $7.42       $7.27       $7.29      $7.09
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.33%       6.90%      6.34%       3.95%       7.26%     (5.73)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............         $884        $344       $238        $255        $193         $96
Ratio of expenses to average net assets .............        1.80%+      1.80%      1.81%       1.75%       2.02%       1.78%+
Ratio of net income to average net assets ...........        3.62%+      3.90%      4.10%       4.17%       4.23%       4.05%+
Portfolio turnover rate .............................        2.55%      28.66%      3.99%      12.39%      14.70%      10.07%++


-------------------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

GEORGIA SERIES

                                                                                         CLASS A
                                                          ---------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                   YEAR ENDED SEPTEMBER 30,
                                                                        -------------------------------------------------------
                                                            3/31/99     1998       1997        1996        1995       1994
                                                           ---------    -----      -----       -----       -----      -----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.38       $8.12      $7.87       $7.81       $7.48      $8.43
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.18        0.38       0.38        0.39        0.39       0.41
Net realized and unrealized gain (loss)
  on investments ....................................       (0.10)       0.29       0.28        0.11        0.43      (0.86)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.08        0.67       0.66        0.50        0.82      (0.45)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.18)      (0.38)     (0.38)      (0.39)      (0.39)     (0.41)
Distributions from net realized capital gain ........       (0.05)      (0.03)     (0.03)      (0.05)      (0.10)     (0.09)
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.23)      (0.41)     (0.41)      (0.44)      (0.49)     (0.50)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.23       $8.38      $8.12       $7.87       $7.81      $7.48
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.94%       8.44%      8.65%       6.56%      11.66%     (5.52)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted) ............      $47,043     $48,424    $50,614     $50,995     $57,678    $61,466
Ratio of expenses to average net assets .............        0.89%+      0.89%      0.89%       0.83%       0.91%      0.73%
Ratio of net income to average net assets ...........        4.45%+      4.57%      4.82%       4.94%       5.26%      5.21%
Portfolio turnover rate .............................          --        2.92%     12.28%      16.24%       3.36%     19.34%
Without management fee waiver:*

Ratio of expenses to average net assets .............                                                       0.96%      0.93%
Ratio of net income to average net assets ...........                                                       5.21%      5.01%


                                                                                         CLASS D
                                                           --------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                 YEAR ENDED SEPTEMBER 30,        2/1/94**
                                                                        ----------------------------------------      TO
                                                            3/31/99     1998       1997        1996        1995     9/30/94
                                                           ---------    -----      -----       -----       -----   ----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.40       $8.13      $7.88       $7.82       $7.49      $8.33
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.15        0.30       0.31        0.32        0.32       0.22
Net realized and unrealized gain (loss)
  on investments ....................................       (0.10)       0.30       0.28        0.11        0.43      (0.84)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.05        0.60       0.59        0.43        0.75      (0.62)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.15)      (0.30)     (0.31)      (0.32)      (0.32)     (0.22)
Distributions from net realized capital gain ........       (0.05)      (0.03)     (0.03)      (0.05)      (0.10)        --
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.20)      (0.33)     (0.34)      (0.37)      (0.42)     (0.22)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.25       $8.40      $8.13       $7.88       $7.82      $7.49
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.50%       7.59%      7.67%       5.60%      10.58%     (7.57)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............       $2,678      $2,809     $2,640      $2,327      $2,079        $849
Ratio of expenses to average net assets .............        1.79%+      1.80%      1.79%       1.73%       1.90%      1.76%+
Ratio of net income to average net assets ...........        3.55%+      3.66%      3.92%       4.03%       4.28%      4.28%+
Portfolio turnover rate .............................          --        2.92%     12.28%      16.24%       3.36%     19.34%++
Without management fee waiver:*
Ratio of expenses to average net assets .............                                                       1.95%      1.90%+
Ratio of net income to average net assets ...........                                                       4.23%      4.15%+



-------------------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

LOUISIANA SERIES

                                                                                             CLASS A
                                                          --------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                   YEAR ENDED SEPTEMBER 30,
                                                                        ------------------------------------------------------
                                                            3/31/99     1998       1997        1996        1995       1994
                                                           ---------    -----      -----       -----       -----      -----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.51       $8.28      $8.16       $8.14       $7.94      $8.79
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.19        0.41       0.41        0.42        0.43       0.44
Net realized and unrealized gain (loss)
  on investments ....................................       (0.12)       0.24       0.23        0.08        0.34      (0.77)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.07        0.65       0.64        0.50        0.77      (0.33)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.19)      (0.41)     (0.41)      (0.42)      (0.43)     (0.44)
Distributions from net realized capital gain ........       (0.11)      (0.01)     (0.11)      (0.06)      (0.14)     (0.08)
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.30)      (0.42)     (0.52)      (0.48)      (0.57)     (0.52)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.28       $8.51      $8.28       $8.16       $8.14      $7.94
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.91%       8.08%      8.17%       6.32%      10.30%     (3.83)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted) ............      $54,587     $56,308    $56,199     $57,264     $61,988     $61,441
Ratio of expenses to average net assets .............        0.87%+      0.88%      0.86%       0.82%       0.89%       0.87%
Ratio of net income to average net assets ...........        4.67%+      4.86%      5.08%       5.15%       5.44%       5.31%
Portfolio turnover rate .............................        5.31%      15.72%     16.08%      10.08%       4.82%      17.16%


                                                                                         CLASS D

                                                           --------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED             YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        ----------------------------------------       TO
                                                            3/31/99     1998       1997        1996        1995      9/30/94
                                                           ---------    -----      -----       -----       -----     --------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.50       $8.27      $8.16       $8.14       $7.94      $8.73
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.16        0.33       0.34        0.35        0.35       0.24
Net realized and unrealized gain (loss)
  on investments ....................................       (0.11)       0.24       0.22        0.08        0.34      (0.79)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.05        0.57       0.56        0.43        0.69      (0.55)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.16)      (0.33)     (0.34)      (0.35)      (0.35)     (0.24)
Distributions from net realized capital gain ........       (0.11)      (0.01)     (0.11)      (0.06)      (0.14)         --
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.27)      (0.34)     (0.45)      (0.41)      (0.49)     (0.24)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.28       $8.50      $8.27       $8.16       $8.14      $7.94
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.58%       7.11%      7.07%       5.37%       9.17%     (6.45)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............         $762        $837       $509        $389        $465        $704
Ratio of expenses to average net assets .............        1.78%+      1.78%      1.76%       1.72%       1.91%      1.78%+
Ratio of net income to average net assets ...........        3.76%+      3.96%      4.18%       4.25%       4.41%      4.33%+
Portfolio turnover rate .............................        5.31%      15.72%     16.08%      10.08%       4.82%     17.16%++


-------------------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

MARYLAND SERIES

                                                                                         CLASS A
                                                          -------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                   YEAR ENDED SEPTEMBER 30,
                                                                        -----------------------------------------------------
                                                            3/31/99     1998       1997        1996        1995       1994
                                                           ---------    -----      -----       -----       -----      -----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.32       $8.14      $7.99       $7.96       $7.71      $8.64
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.19        0.40       0.40        0.40        0.41       0.42
Net realized and unrealized gain (loss)
  on investments ....................................       (0.08)       0.23       0.19        0.06        0.38      (0.76)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.11        0.63       0.59        0.46        0.79      (0.34)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.19)      (0.40)     (0.40)      (0.40)      (0.41)     (0.42)
Distributions from net realized capital gain ........       (0.03)      (0.05)     (0.04)      (0.03)      (0.13)     (0.17)
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.22)      (0.45)     (0.44)      (0.43)      (0.54)     (0.59)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.21       $8.32      $8.14       $7.99       $7.96      $7.71
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                1.31%       7.89%      7.64%       6.00%      10.90%     (4.08)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............      $53,490     $54,891    $52,549     $54,041     $56,290    $57,263
Ratio of expenses to average net assets .............        0.89%+      0.89%      0.90%       0.84%       0.96%      0.92%
Ratio of net income to average net assets ...........        4.64%+      4.82%      4.99%       5.05%       5.31%      5.17%
Portfolio turnover rate .............................        0.06%       7.59%     14.79%       5.56%       3.63%     17.68%


                                                                                         CLASS D
                                                           --------------------------------------------------------------------
                                                           SIX MONTHS                                                **2/1/94**
                                                             ENDED             YEAR ENDED SEPTEMBER 30,                 TO
                                                                        -------------------------------------------------------
                                                            3/31/99     1998       1997        1996        1995      9/30/94
                                                           ---------    -----      -----       -----       -----   ----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.33       $8.15      $7.99       $7.97       $7.72      $8.46
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.15        0.32       0.33        0.33        0.33       0.23
Net realized and unrealized gain (loss)
  on investments ....................................       (0.08)       0.23       0.20        0.05        0.38      (0.74)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.07        0.55       0.53        0.38        0.71      (0.51)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.15)      (0.32)     (0.33)      (0.33)      (0.33)     (0.23)
Distributions from net realized capital gain ........       (0.03)      (0.05)     (0.04)      (0.03)      (0.13)        --
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.18)      (0.37)     (0.37)      (0.36)      (0.46)     (0.23)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.22       $8.33      $8.15       $7.99       $7.97      $7.72
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.86%       6.91%      6.80%       4.91%       9.75%     (6.21)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............       $3,052      $3,128     $2,063      $2,047        $630        $424
RATIO OF EXPENSES TO AVERAGE NET ASSETS .............        1.79%+      1.80%      1.81%       1.72%       2.02%       1.80%+
Ratio of net income to average net assets ...........        3.74%+      3.91%      4.08%       4.14%       4.27%       4.26%+
Portfolio turnover rate .............................        0.06%       7.59%     14.79%       5.56%       3.63%      17.68%++


-------------------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

MASSACHUSETTS SERIES

                                                                                         CLASS A
                                                          --------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                   YEAR ENDED SEPTEMBER 30,
                                                                        ------------------------------------------------------
                                                            3/31/99     1998       1997        1996        1995       1994
                                                           ---------    -----      -----       -----       -----      -----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.27       $7.99      $7.85       $7.91       $7.66      $8.54
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.18        0.38       0.40        0.41        0.42       0.44
Net realized and unrealized gain (loss)
  on investments ....................................       (0.14)       0.37       0.22        0.05        0.28      (0.67)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.04        0.75       0.62        0.46        0.70      (0.23)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.18)      (0.38)     (0.40)      (0.41)      (0.42)     (0.44)
Distributions from net realized capital gain ........       (0.05)      (0.09)     (0.08)      (0.11)      (0.03)     (0.21)
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.23)      (0.47)     (0.48)      (0.52)      (0.45)     (0.65)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.08       $8.27      $7.99       $7.85       $7.91      $7.66
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.51%       9.80%      8.11%       5.97%       9.58%     (2.94)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted) ............     $103,400    $109,328   $110,011    $109,872    $115,711   $120,149
Ratio of expenses to average net assets .............        0.83%+      0.80%      0.84%       0.80%       0.86%      0.85%
Ratio of net income to average net assets ...........        4.47%+      4.72%      5.06%       5.24%       5.51%      5.46%
Portfolio turnover rate .............................        4.45%      13.41%     29.26%      26.30%      16.68%     12.44%


                                                                                         CLASS D
                                                           --------------------------------------------------------------------
                                                           SIX MONTHS                                                2/1/94**
                                                             ENDED                  YEAR ENDED SEPTEMBER 30,             TO
                                                                        ----------------------------------------         TO
                                                            3/31/99     1998       1997        1996        1995      9/30/94
                                                           ---------    -----      -----       -----       -----   ----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.26       $7.99      $7.84       $7.90       $7.66      $8.33
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.14        0.31       0.33        0.34        0.34       0.24
Net realized and unrealized gain (loss)
  on investments ....................................       (0.13)       0.36       0.23        0.05        0.27      (0.67)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.01        0.67       0.56        0.39        0.61      (0.43)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.14)      (0.31)     (0.33)      (0.34)      (0.34)     (0.24)
Distributions from net realized capital gain ........       (0.05)      (0.09)     (0.08)      (0.11)      (0.03)        --
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.19)      (0.40)     (0.41)      (0.45)      (0.37)     (0.24)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.08       $8.26      $7.99       $7.84       $7.90      $7.66
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.18%       8.68%      7.29%       5.01%       8.33%     (5.34)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............       $2,374      $1,468     $1,245      $1,405        $809      $1,099
Ratio of expenses to average net assets .............        1.73%+      1.71%      1.74%       1.70%       1.95%       1.78%+
Ratio of net income to average net assets ...........        3.57%+      3.81%      4.16%       4.32%       4.47%       4.52%+
Portfolio turnover rate .............................        4.45%      13.41%     29.26%      26.30%      16.68%      12.44%++


-------------------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

MICHIGAN SERIES

                                                                                         CLASS A
                                                          -------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                   YEAR ENDED SEPTEMBER 30,
                                                                        -----------------------------------------------------
                                                            3/31/99     1998       1997        1996        1995       1994
                                                           ---------    -----      -----       -----       -----      -----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.83       $8.60      $8.46       $8.54       $8.28      $9.08
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.20        0.41       0.43        0.45        0.46       0.46
Net realized and unrealized gain (loss)
  on investments ....................................       (0.12)       0.30       0.23        0.06        0.30      (0.71)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.08        0.71       0.66        0.51        0.76      (0.25)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.20)      (0.41)     (0.43)      (0.45)      (0.46)     (0.46)
Distributions from net realized capital gain ........       (0.16)      (0.07)     (0.09)      (0.14)      (0.04)     (0.09)
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.36)      (0.48)     (0.52)      (0.59)      (0.50)     (0.55)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.55       $8.83      $8.60       $8.46       $8.54      $8.28
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.90%       8.63%      8.16%       6.16%       9.56%     (2.90)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............     $138,558    $144,161   $143,370    $148,178    $151,589    $151,095
Ratio of expenses to average net assets .............        0.81%+      0.79%      0.81%       0.78%       0.87%       0.84%
Ratio of net income to average net assets ...........        4.65%+      4.78%      5.13%       5.29%       5.50%       5.32%
Portfolio turnover rate .............................        3.62%      23.60%     10.98%      19.62%      20.48%      10.06%


                                                                                         CLASS D
                                                           --------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED             YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        ----------------------------------------        TO
                                                            3/31/99     1998       1997        1996        1995      9/30/94
                                                           ---------    -----      -----       -----       -----   ----------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.82       $8.59      $8.45       $8.54       $8.28      $9.01
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.16        0.33       0.36        0.37        0.37       0.25
Net realized and unrealized gain (loss)
  on investments ....................................       (0.12)       0.30       0.23        0.05        0.30      (0.73)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.04        0.63       0.59        0.42        0.67      (0.48)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.16)      (0.33)     (0.36)      (0.37)      (0.37)     (0.25)
Distributions from net realized capital gain ........       (0.16)      (0.07)     (0.09)      (0.14)      (0.04)        --
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.32)      (0.40)     (0.45)      (0.51)      (0.41)     (0.25)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.54       $8.82      $8.59       $8.45       $8.54      $8.28
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.45%       7.66%      7.19%       5.09%       8.36%     (5.47)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............       $2,642      $1,841     $1,845      $1,486      $1,172        $671
RATIO OF EXPENSES TO AVERAGE NET ASSETS .............        1.71%+      1.70%      1.71%       1.68%       2.01%       1.75%+
Ratio of net income to average net assets ...........        3.75%+      3.87%      4.23%       4.39%       4.40%       4.40%+
Portfolio turnover rate .............................        3.62%      23.60%     10.98%      19.62%      20.48%      10.06%++

-------------------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

MINNESOTA SERIES

                                                                                         CLASS A
                                                          --------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                   YEAR ENDED SEPTEMBER 30,
                                                                        ------------------------------------------------------
                                                            3/31/99     1998       1997        1996        1995       1994
                                                           ---------    -----      -----       -----       -----      -----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $7.98       $7.79      $7.68       $7.82       $7.72      $8.28
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.18        0.38       0.40        0.42        0.45       0.45
Net realized and unrealized gain (loss)
  on investments ....................................       (0.08)       0.20       0.11       (0.12)       0.11      (0.44)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.10        0.58       0.51        0.30        0.56       0.01
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.18)      (0.38)     (0.40)      (0.42)      (0.45)     (0.45)
Distributions from net realized capital gain ........       (0.10)      (0.01)        --       (0.02)      (0.01)     (0.12)
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.28)      (0.39)     (0.40)      (0.44)      (0.46)     (0.57)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $7.80       $7.98      $7.79       $7.68       $7.82      $7.72
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                1.27%       7.68%      6.85%       3.99%       7.61%      0.12%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............     $118,743    $121,374   $121,674    $126,173    $132,716   $134,990
Ratio of expenses to average net assets .............        0.84%+      0.81%      0.85%       0.81%       0.87%      0.85%
Ratio of net income to average net assets ...........        4.64%+      4.87%      5.21%       5.47%       5.89%      5.70%
Portfolio turnover rate .............................        4.65%      21.86%      6.88%      26.89%       5.57%      3.30%


                                                                                         CLASS D
                                                           --------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED             YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        ----------------------------------------       TO
                                                            3/31/99     1998       1997        1996        1995      9/30/94
                                                           ---------    -----      -----       -----       -----   ----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $7.98       $7.79      $7.68       $7.82       $7.73      $8.22
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.15        0.31       0.33        0.35        0.38       0.25
Net realized and unrealized gain (loss)
  on investments ....................................       (0.08)       0.20       0.11       (0.12)       0.10      (0.49)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.07        0.51       0.44        0.23        0.48      (0.24)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.15)      (0.31)     (0.33)      (0.35)      (0.38)     (0.25)
Distributions from net realized capital gain ........       (0.10)      (0.01)        --       (0.02)      (0.01)        --
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.25)      (0.32)     (0.33)      (0.37)      (0.39)     (0.25)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $7.80       $7.98      $7.79       $7.68       $7.82      $7.73
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.82%       6.71%      5.89%       3.06%       6.45%     (3.08)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............       $2,113      $2,103     $1,799      $2,036      $2,237      $1,649
Ratio of expenses to average net assets .............        1.74%+      1.72%      1.75%       1.71%       1.85%       1.74%+
Ratio of net income to average net assets ...........        3.74%+      3.96%      4.31%       4.57%       4.92%       4.68%+
Portfolio turnover rate .............................        4.65%      21.86%      6.88%      26.89%       5.57%       3.30%++

-------------------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

MISSOURI SERIES


                                                                                         CLASS A
                                                          ------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                   YEAR ENDED SEPTEMBER 30,
                                                                        ----------------------------------------------------
                                                            3/31/99     1998       1997        1996        1995       1994
                                                           ---------    -----      -----       -----       -----      -----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.03       $7.82      $7.71       $7.70       $7.41      $8.31
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.17        0.36       0.38        0.39        0.40       0.40
Net realized and unrealized gain (loss)
  on investments ....................................       (0.14)       0.28       0.19        0.08        0.36      (0.79)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.03        0.64       0.57        0.47        0.76      (0.39)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.17)      (0.36)     (0.38)      (0.39)      (0.40)     (0.40)
Distributions from net realized capital gain ........       (0.12)      (0.07)     (0.08)      (0.07)      (0.07)     (0.11)
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.29)      (0.43)     (0.46)      (0.46)      (0.47)     (0.51)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $7.77       $8.03      $7.82       $7.71       $7.70      $7.41
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.38%       8.41%      7.70%       6.27%      10.67%     (4.85)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............      $48,944     $49,949    $52,766     $49,941     $51,169     $52,621
Ratio of expenses to average net assets .............        0.90%+      0.89%      0.89%       0.86%       0.88%      0.74%
Ratio of net income to average net assets ...........        4.39%+      4.59%      4.93%       5.03%       5.31%      5.18%
Portfolio turnover rate .............................        1.49%      21.26%      6.47%       8.04%       3.88%     14.33%
Without management fee waiver:*
Ratio of expenses to average net assets .............                                                       0.93%      0.88%
Ratio of net income to average net assets ...........                                                       5.26%      5.04%


                                                                                         CLASS D
                                                           --------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED             YEAR ENDED SEPTEMBER 30,             2/1/94*
                                                                        ----------------------------------------      TO
                                                            3/31/99     1998       1997        1996        1995     9/30/94
                                                           ---------    -----      -----       -----       -----   ----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.03       $7.82      $7.72       $7.70       $7.41      $8.20
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.14        0.29       0.31        0.32        0.32       0.22
Net realized and unrealized gain (loss)
  on investments ....................................       (0.14)       0.28       0.18        0.09        0.36      (0.79)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................          --        0.57       0.49        0.41        0.68      (0.57)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.14)      (0.29)     (0.31)      (0.32)      (0.32)     (0.22)
Distributions from net realized capital gain ........       (0.12)      (0.07)     (0.08)      (0.07)      (0.07)        --
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.26)      (0.36)     (0.39)      (0.39)      (0.39)     (0.22)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $7.77       $8.03      $7.82       $7.72       $7.70      $7.41
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                               (0.07)%      7.45%      6.60%       5.46%       9.49%     (7.16)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............         $626        $418       $474        $565        $515        $350
Ratio of expenses to average net assets .............        1.80%+      1.79%      1.80%       1.76%       1.98%       1.70%+
Ratio of net income to average net assets ...........        3.49%+      3.69%      4.02%       4.13%       4.23%       4.27%+
Portfolio turnover rate .............................        1.49%      21.26%      6.47%       8.04%       3.88%      14.33%++
Without management fee waiver:*
Ratio of expenses to average net assets .............                                                       2.03%       1.80%+
Ratio of net income to average net assets ...........                                                       4.18%       4.17%+


-------------------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

NEW YORK SERIES

                                                                                         CLASS A
                                                          --------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                   YEAR ENDED SEPTEMBER 30,
                                                                       -------------------------------------------------------
                                                           3/31/99      1998        1997       1996        1995        1994
                                                          ---------     -----       -----      -----       -----       -----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.60       $8.28      $7.98       $7.86       $7.67      $8.75
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.19        0.40       0.41        0.42        0.42       0.43
Net realized and unrealized gain (loss)
  on investments ....................................       (0.15)       0.40       0.32        0.12        0.36      (0.88)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.04        0.80       0.73        0.54        0.78      (0.45)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.19)      (0.40)     (0.41)      (0.42)      (0.42)     (0.43)
Distributions from net realized capital gain ........       (0.21)      (0.08)     (0.02)         --       (0.17)     (0.20)
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.40)      (0.48)     (0.43)      (0.42)      (0.59)     (0.63)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.24       $8.60      $8.28       $7.98       $7.86      $7.67
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.42%      10.02%      9.45%       6.97%      10.93%     (5.37)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............      $84,971     $84,822    $83,528     $82,719     $83,980     $90,914
Ratio of expenses to average net assets .............        0.82%+      0.81%      0.82%       0.77%       0.88%       0.87%
Ratio of net income to average net assets ...........        4.51%+      4.74%      5.09%       5.24%       5.52%       5.31%
Portfolio turnover rate .............................        4.57%      39.85%     23.83%      25.88%      34.05%      28.19%


                                                                                         CLASS D
                                                           -------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED             YEAR ENDED SEPTEMBER 30,             2/1/94**
                                                                        ----------------------------------------       TO
                                                            3/31/99     1998       1997        1996        1995     9/30/94
                                                           ---------    -----      -----       -----       -----   ----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.60       $8.29      $7.98       $7.87       $7.67      $8.55
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.15        0.32       0.34        0.34        0.34       0.23
Net realized and unrealized gain (loss)
  on investments ....................................       (0.14)       0.39       0.33        0.11        0.37      (0.88)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.01        0.71       0.67        0.45        0.71      (0.65)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.15)      (0.32)     (0.34)      (0.34)      (0.34)     (0.23)
Distributions from net realized capital gain ........       (0.21)      (0.08)     (0.02)         --       (0.17)        --
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.36)      (0.40)     (0.36)      (0.34)      (0.51)     (0.23)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.25       $8.60      $8.29       $7.98       $7.87      $7.67
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.09%       8.88%      8.60%       5.86%       9.87%     (7.73)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............       $3,297      $2,182     $1,572      $1,152        $885       $476
Ratio of expenses to average net assets .............        1.72%+      1.72%      1.73%       1.68%       1.96%      1.81%+
Ratio of net income to average net assets ...........        3.61%+      3.83%      4.18%       4.33%       4.42%      4.39%+
Portfolio turnover rate .............................        4.57%      39.85%     23.83%      25.88%      34.05%     28.19%++


-------------------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

OHIO SERIES

                                                                                         CLASS A
                                                          --------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                   YEAR ENDED SEPTEMBER 30,
                                                                        ------------------------------------------------------
                                                            3/31/99     1998       1997        1996        1995       1994
                                                           ---------    -----      -----       -----       -----      -----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.37       $8.19      $8.09       $8.11       $7.90      $8.77
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.19        0.40       0.42        0.43        0.44       0.44
Net realized and unrealized gain (loss)
  on investments ....................................       (0.13)       0.29       0.17        0.02        0.28      (0.70)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.06        0.69       0.59        0.45        0.72      (0.26)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.19)      (0.40)     (0.42)      (0.43)      (0.44)     (0.44)
Distributions from net realized capital gain ........       (0.13)      (0.11)     (0.07)      (0.04)      (0.07)     (0.17)
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.32)      (0.51)     (0.49)      (0.47)      (0.51)     (0.61)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.11       $8.37      $8.19       $8.09       $8.11      $7.90
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.80%       8.77%      7.54%       5.68%       9.59%     (3.08)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............     $149,197    $153,126   $154,419    $162,243    $170,191   $171,469
Ratio of expenses to average net assets .............        0.81%+      0.78%      0.81%       0.77%       0.84%      0.84%
Ratio of net income to average net assets ...........        4.73%+      4.92%      5.19%       5.32%       5.56%      5.34%
Portfolio turnover rate .............................        0.68%      24.74%     11.76%      12.90%       2.96%      9.37%


                                                                                         CLASS D
                                                           --------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED             YEAR ENDED SEPTEMBER 30,              2/1/94**
                                                                        ----------------------------------------        TO
                                                            3/31/99     1998       1997        1996        1995      9/30/94
                                                           ---------    -----      -----       -----       -----   ----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.41       $8.23      $8.13       $8.15       $7.92      $8.61
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.16        0.33       0.35        0.36        0.36       0.24
Net realized and unrealized gain (loss)
  on investments ....................................       (0.13)       0.29       0.17        0.02        0.30      (0.69)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.03        0.62       0.52        0.38        0.66      (0.45)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:

Dividends from net investment income ................       (0.16)      (0.33)     (0.35)      (0.36)      (0.36)     (0.24)
Distributions from net realized capital gain ........       (0.13)      (0.11)     (0.07)      (0.04)      (0.07)        --
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.29)      (0.44)     (0.42)      (0.40)      (0.43)     (0.24)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.15       $8.41      $8.23       $8.13       $8.15      $7.92
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.36%       7.78%      6.57%       4.74%       8.67%     (5.36)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............       $1,649      $1,103     $1,160      $1,011        $660        $324
Ratio of expenses to average net assets .............        1.71%+      1.69%      1.71%       1.67%       1.93%       1.78%+
Ratio of net income to average net assets ...........        3.83%+      4.01%      4.29%       4.42%       4.48%       4.41%+
Portfolio turnover rate .............................        0.68%      24.74%     11.76%      12.90%       2.96%       9.37%++


-------------------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

OREGON SERIES

                                                                                         CLASS A
                                                          ------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                   YEAR ENDED SEPTEMBER 30,
                                                                        ----------------------------------------------------
                                                            3/31/99     1998       1997        1996        1995       1994
                                                           ---------    -----      -----       -----       -----      -----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.05       $7.87      $7.65       $7.66       $7.43      $8.08
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.17        0.36       0.38        0.40        0.40       0.40
Net realized and unrealized gain (loss)
  on investments ....................................       (0.08)       0.28       0.26          --        0.25      (0.59)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.09        0.64       0.64        0.40        0.65      (0.19)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:

Dividends from net investment income ................       (0.17)      (0.36)     (0.38)      (0.40)      (0.40)     (0.40)
Distributions from net realized capital gain ........       (0.05)      (0.10)     (0.04)      (0.01)      (0.02)     (0.06)
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.22)      (0.46)     (0.42)      (0.41)      (0.42)     (0.46)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $7.92       $8.05      $7.87       $7.65       $7.66      $7.43
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                1.18%       8.48%      8.60%       5.27%       9.05%     (2.38)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............      $57,957     $57,601    $55,239     $57,345     $59,549     $59,884
Ratio of expenses to average net assets .............        0.88%+      0.88%      0.90%       0.86%       0.86%       0.78%
Ratio of net income to average net assets ...........        4.41%+      4.60%      4.88%       5.18%       5.40%       5.20%
Portfolio turnover rate .............................        6.76%      12.62%     19.46%      28.65%       2.47%       9.43%
Without management fee waiver:*
Ratio of expenses to average net assets .............                                                       0.91%       0.89%
Ratio of net income to average net assets ...........                                                       5.35%       5.09%


                                                                                         CLASS D
                                                           ------------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED             YEAR ENDED SEPTEMBER 30,            2/1/94**
                                                                        ----------------------------------------       TO
                                                            3/31/99     1998       1997        1996        1995      9/30/94
                                                           ---------    -----      -----       -----       -----   ----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.04       $7.87      $7.64       $7.65       $7.43      $8.02
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.14        0.29       0.31        0.33        0.33       0.22
Net realized and unrealized gain (loss)
  on investments ....................................       (0.08)       0.27       0.27         .--        0.24      (0.59)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.06        0.56       0.58        0.33        0.57      (0.37)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.14)      (0.29)     (0.31)      (0.33)      (0.33)     (0.22)
Distributions from net realized capital gain ........       (0.05)      (0.10)     (0.04)      (0.01)      (0.02)        --
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.19)      (0.39)     (0.35)      (0.34)      (0.35)     (0.22)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $7.91       $8.04      $7.87       $7.64       $7.65      $7.43
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.73%       7.37%      7.77%       4.33%       7.86%     (4.76)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............       $2,778      $2,650     $1,678      $1,540      $1,495        $843
Ratio of expenses to average net assets .............        1.78%+      1.79%      1.80%       1.76%       1.83%       1.72%+
Ratio of net income to average net assets ...........        3.51%+      3.69%      3.98%       4.28%       4.41%       4.32%+
Portfolio turnover rate .............................        6.76%      12.62%     19.46%      28.65%       2.47%       9.43%++
Without management fee waiver:*
Ratio of expenses to average net assets .............                                                       1.88%       1.82%+
Ratio of net income to average net assets ...........                                                       4.36%       4.22%+


-------------------------
See footnotes on page 57.

FINANCIAL HIGHLIGHTS

SOUTH CAROLINA SERIES

                                                                                         CLASS A
                                                          -------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                   YEAR ENDED SEPTEMBER 30,
                                                                        -----------------------------------------------------------
                                                            3/31/99     1998       1997        1996        1995       1994
                                                           ---------    -----      -----       -----       -----      -----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.38       $8.16      $8.07       $7.97       $7.61      $8.52
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.19        0.39       0.40        0.41        0.41       0.41
Net realized and unrealized gain (loss)
  on investments ....................................       (0.13)       0.29       0.22        0.12        0.37      (0.79)
                                                            ------     ------      ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.06        0.68       0.62        0.53        0.78      (0.38)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.19)      (0.39)     (0.40)      (0.41)      (0.41)     (0.41)
Distributions from net realized capital gain ........       (0.07)      (0.07)     (0.13)      (0.02)      (0.01)     (0.12)
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.26)      (0.46)     (0.53)      (0.43)      (0.42)     (0.53)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.18       $8.38      $8.16       $8.07       $7.97      $7.61
                                                            ======     ======      ======     ======      ======      ======

TOTAL RETURN:                                                0.63%       8.66%      7.99%       6.82%      10.69%     (4.61)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............     $104,543    $106,328   $101,018    $108,163    $112,421   $115,133
Ratio of expenses to average net assets .............        0.83%+      0.80%      0.84%       0.80%       0.88%      0.83%
Ratio of net income to average net assets ...........        4.53%+      4.74%      5.04%       5.15%       5.38%      5.12%
Portfolio turnover rate .............................        1.50%      16.63%        --       20.66%       4.13%      1.81%


                                                                                         CLASS D
                                                          ---------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED             YEAR ENDED SEPTEMBER 30,             2/1/94**
                                                                        ----------------------------------------      TO
                                                            3/31/99     1998       1997        1996        1995     9/30/94
                                                           ---------    -----      -----       -----       -----   ----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ................       $8.38       $8.16      $8.06       $7.97       $7.61      $8.42
                                                            ------     ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................        0.15        0.31       0.33        0.34        0.34       0.22
Net realized and unrealized gain (loss)
  on investments ....................................       (0.13)       0.29       0.23        0.11        0.37      (0.81)
                                                            ------     ------      ------     ------     ------      ------
TOTAL FROM INVESTMENT OPERATIONS ....................        0.02        0.60       0.56        0.45        0.71      (0.59)
                                                            ------     ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ................       (0.15)      (0.31)     (0.33)      (0.34)      (0.34)     (0.22)
Distributions from net realized capital gain ........       (0.07)      (0.07)     (0.13)      (0.02)      (0.01)       .--
                                                            ------     ------      ------     ------      ------      ------
TOTAL DISTRIBUTIONS .................................       (0.22)      (0.38)     (0.46)      (0.36)      (0.35)     (0.22)
                                                            ------     ------      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ......................       $8.18       $8.38      $8.16       $8.06       $7.97      $7.61
                                                            ======     ======      ======     ======       =====      ======

TOTAL RETURN:                                                0.18%       7.68%      7.15%       5.73%       9.63%     (7.14)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) ............       $6,481      $5,594     $3,663      $2,714      $1,704     $1,478
Ratio of expenses to average net assets .............        1.73%+      1.71%      1.75%       1.70%       1.85%      1.74%+
Ratio of net income to average net assets ...........        3.63%+      3.83%      4.13%       4.25%       4.40%      4.29%+
Portfolio turnover rate .............................        1.50%      16.63%        --       20.66%       4.13%      1.81%++

-----------------------
  * During the periods stated, the Manager, at its discretion, waived portions of its fees for the Georgia, Missouri and Oregon Series.
 ** Commencement of offering of Class D shares.
  + Annualized.
 ++ For the year ended September 30, 1994.
See Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
SELIGMAN MUNICIPAL FUND SERIES, INC.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Municipal Fund Series, Inc. (comprising, respectively, the National, Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon, and South Carolina Series) as of March 31, 1999, the related statements of operations for the six months then ended and of changes in net assets for the six months then ended and for the year ended September 30, 1998, and the financial highlights for each of the periods presented. these financial statements and financial highlights are the responsibility of the fund's management. our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999 by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Series constituting the Seligman Municipal Fund Series, Inc. as of March 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


/s/Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
New York, New York
April 30, 1999

BOARD OF DIRECTORS

JOHN R. GALVIN 2, 4
DEAN, Fletcher School of Law and Diplomacy
   at Tufts University
DIRECTOR, Raytheon Company

ALICE S. ILCHMAN 3, 4
TRUSTEE, Committee for Economic Development
CHAIRMAN, The Rockefeller Foundation

FRANK A. MCPHERSON 2, 4
DIRECTOR, Kimberly-Clark Corporation
DIRECTOR, Baptist Medical Center

JOHN E. MEROW 2, 4
RETIRED CHAIRMAN AND SENIOR PARTNER,
   Sullivan & Cromwell, Law Firm
DIRECTOR, Commonwealth Industries, Inc.
DIRECTOR, New York Presbyterian Hospital

BETSY S. MICHEL 2, 4
TRUSTEE, The Geraldine R. Dodge Foundation
CHAIRMAN OF THE BOARD OF TRUSTEES, St. George's School

WILLIAM C. MORRIS 1
CHAIRMAN
CHAIRMAN OF THE BOARD,
   J. & W. Seligman & Co. Incorporated
CHAIRMAN, Carbo Ceramics Inc.
DIRECTOR, Kerr-McGee Corporation

JAMES C. PITNEY 3, 4
RETIRED PARTNER, Pitney, Hardin, Kipp & Szuch, Law Firm

JAMES Q. RIORDAN 3, 4
Director, KEYSPAN ENERGY CORPORATION
TRUSTEE, Committee for Economic Development
DIRECTOR, Public Broadcasting Service

RICHARD R. SCHMALTZ 1
MANAGING DIRECTOR, DIRECTOR OF INVESTMENTS,
   J. & W. Seligman & Co. Incorporated
TRUSTEE EMERITUS, Colby College

ROBERT L. SHAFER 3, 4
RETIRED VICE PRESIDENT, Pfizer Inc.

JAMES N. WHITSON 2, 4
DIRECTOR AND CONSULTANT, Sammons Enterprises, Inc.
DIRECTOR, C-SPAN
DIRECTOR, CommScope, Inc.

BRIAN T. ZINO 1
PRESIDENT
PRESIDENT, J. & W. Seligman & Co. Incorporated
CHAIRMAN, Seligman Data Corp.
DIRECTOR, ICI Mutual Insurance Company

DIRECTOR EMERITUS
FRED E. BROWN
DIRECTOR AND CONSULTANT,
   J. &W. Seligman &Co. Incorporated

----------------
Member:    1 Executive Committee
           2 Audit Committee
           3 Director Nominating Committee
           4 Board Operations Committee

WILLIAM C. MORRIS
CHAIRMAN

BRIAN T. ZINO
PRESIDENT

THOMAS G. MOLES
VICE PRESIDENT

LAWRENCE P. VOGEL
VICE PRESIDENT

THOMAS G. ROSE
TREASURER

FRANK J. NASTA
SECRETARY


FOR MORE INFORMATION
MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

GENERAL DISTRIBUTOR
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

IMPORTANT TELEPHONE NUMBERS
(800) 221-2450      Shareholder Services

(212) 682-7600      Outside the United States
(800) 622-4597      24-Hour Automated Telephone Access Service

GLOSSARY OF FINANCIAL TERMS

CAPITAL GAIN DISTRIBUTION -- A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio.

CAPITAL APPRECIATION/DEPRECIATION -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

COMPOUNDING -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

CONTINGENT DEFERRED SALES CHARGE (CDSC) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund (the CDSC expires after a fixed time period).

DIVIDEND -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

DIVIDEND YIELD -- A measurement of a fund's dividend as a percentage of the maximum offering price or net asset value.

EXPENSE RATIO -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

INVESTMENT OBJECTIVE -- The shared investment goal of a fund and its shareholders.

MANAGEMENT FEE -- The amount paid by a mutual fund to its investment advisor(s).

MULTIPLE CLASSES OF SHARES -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

NET ASSET VALUE (NAV) PER SHARE -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

OFFERING PRICE -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

PORTFOLIO TURNOVER -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

PROSPECTUS -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund's financial highlights.

SEC YIELD -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

SECURITIES AND EXCHANGE COMMISSION -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

STATEMENT OF ADDITIONAL INFORMATION -- A document that contains more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

TOTAL RETURN -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The AVERAGE ANNUAL TOTAL RETURN represents the average annual compounded rate of return for the periods presented.

YIELD ON SECURITIES -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

--------------------------------------
Adapted from the Investment Company Institute's 1998 MUTUAL FUND FACT BOOK.

     THIS REPORT IS INTENDED ONLY FOR THE INFORMATION OF SHAREHOLDERS OR THOSE WHO HAVE RECEIVED THE OFFERING PROSPECTUS COVERING SHARES OF CAPITAL STOCK OF SELIGMAN MUNICIPAL FUND SERIES, INC., WHICH CONTAINS INFORMATION ABOUT THE SALES CHARGES, MANAGEMENT FEE, AND OTHER COSTS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.


                                      SELIGMAN ADVISORS, INC.
                                AN AFFILIATE OF

                                 [LOGO OMITTED]

                             J. & W. SELIGMAN & CO.
                                  Incorporated
                                Established 1864
                      100 PARK AVENUE, NEW YORK, NY 10017

TEA3 3/99                            [GRAPHIC OMITTED] Printed on Recycled Paper